UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch SmallCap Index Fund
              Master SmallCap Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        SmallCap Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
June 30, 2003

Merrill Lynch
Small Cap
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                       Merrill Lynch Small Cap Index Fund

Officers and
Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard J. Vella, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch Family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated as Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Investment Environment

The first quarter of 2003 brought negative returns and extreme volatility. The U.S. markets lost ground consistently during the beginning of the quarter then spiked on news of the start of war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Most indexes finished the first quarter in negative territory. The second quarter of 2003 brought impressive gains and what some are calling a "bull rally." The U.S. markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16, 2003, the Standard & Poor's (S&P) 500 Index closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002. Most indexes finished the six-month period ended June 30, 2003 in positive territory, with the Dow Jones Industrial Average closing at 8,985.44, up 7.72% for the period, and the S&P 500 Index closing at 974.50, up 10.76% for the period. The Nasdaq Composite Index closed at 1,622.80, up an impressive 21.51%. Technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery.

Portfolio Matters

For the six months ended June 30, 2003, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of +17.37% and +17.63%, respectively, compared to the unmanaged benchmark Russell 2000 Index's total return of +17.88%. (Complete performance information can be found on page 4 of this report to shareholders.) The Fund met its objective of closely tracking the return of its benchmark. Growth outperformed value for the six-month period, with the unmanaged Russell 2000 Growth Index returning +19.33% compared to the unmanaged Russell 2000 Value Index, which posted a return of +16.49%. This trend was also seen across the broader market, as the unmanaged Russell 3000 Growth Index returned +13.49%, while the unmanaged Russell 3000 Value Index returned +11.91%.

Turning to year-to-date (as of June 30, 2003) sector performance, as measured by the Russell 2000 Index, health care outperformed all other sectors, posting a return of +29.14%. Other top performers were technology (+26.77%) and consumer discretionary (+18.11%). The worst performer for the six months trailing was "other," which includes conglomerates that fall across multiple sectors, posting a return of -1.68%. Materials and processing, auto and transportation, and consumer staples also performed poorly by comparison with other sectors, with returns of +8.69%, +8.50% and +6.20%, respectively.

Market Review

Investor confidence remained shaken early in 2003 with threats of terrorism, nuclear tensions in North Korea, and unexpectedly high unemployment. The war in Iraq left investors with inconsistent views about the market, and trading was reactionary to news from the front lines. However, markets rallied following the resolution of military affairs in Iraq, and investors became increasingly bullish about the outlook for equities. The rise was notable for all sectors and countries. It has been encouraging to see that the SARS virus appears to have been brought under control in Hong Kong, Singapore, China and, hopefully, Taiwan.

Despite unstable markets, the Federal Reserve Board left interest rates unchanged at 1.25% at its January 29 and March 18, 2003 meetings. After leaving interest rates unchanged again at its May 6 meeting, the Federal Reserve Board lowered its target for the Federal Funds rate by 25 basis points (.25%) to 1% at its June 25 meeting, bringing the rate to a 49-year low. The Federal Reserve Board continues to use an accommodative stance of monetary policy, coupled with an underlying growth in productivity, to provide ongoing support to economic activity. The modest 25 basis point cut rather than the expected 50 basis point cut leaves room for further Federal Reserve Board interest rate reductions in the future. In response to the Federal Reserve Board's decision, financial markets were initially disappointed, with long-term interest rates backing up sharply and stock prices falling. This movement will likely be moderated by the realization that the growth outlook will be strengthened.

Economic Outlook

Economic indicators for the current economy are ambiguous, but the economy may strengthen and produce strong results for the second half of 2003. Many of the geopolitical factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, poor weather and SARS) have been largely resolved. While the economy is improving, the rate of change is only gradual. Data indicates that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is the concern about whether consumers will continue to spend long enough to prop up the economy until a corporate spending cycle emerges.

For the next quarter, the reaction by the economy to all the stimuli in the pipeline and the extent of the recovery is still ambiguous. Lower withholding taxes from paychecks and child tax credit checks position households on the receiving end of at least $30 billion from tax relief. This, coupled with a mortgage-refinancing wave continuing a high incentive to refinance, is indicative of an increase in consumer spending in the third quarter, putting the economy on a recovery track. With that in mind, the portfolio is expected to continue to meet its objectives.

In Conclusion

We appreciate your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Richard J. Vella

Richard J. Vella
Vice President and
Senior Portfolio Manager

July 18, 2003


                                     2 & 3

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent
Performance
Results

                                                       6-Month         12-Month    Since Inception
As of June 30, 2003                                 Total Return     Total Return   Total Return
==================================================================================================
ML Small Cap Index Fund Class A Shares*                 +17.37%         -2.08%         +35.88%
--------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*                 +17.63          -1.89          +38.00
--------------------------------------------------------------------------------------------------
Russell 2000 Index**                                    +17.88          -1.64          +40.29
==================================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

Average Annual
Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                    -2.08%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                  +0.55
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/03                                       +5.05
--------------------------------------------------------------------------------

Class I Shares                                                          % Return
================================================================================
One Year Ended 6/30/03                                                    -1.89%
--------------------------------------------------------------------------------
Five Years Ended 6/30/03                                                  +0.80
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/03                                       +5.31
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND               As of June 30, 2003
==============================================================================================================================
Assets:                  Investment in Master Small Cap Index Series, at value
                         (identified cost--$76,842,677) ........................................                  $ 72,289,337
                         Prepaid registration fees and other assets ............................                        29,416
                                                                                                                  ------------
                         Total assets ..........................................................                    72,318,753
                                                                                                                  ------------
==============================================================================================================================
Liabilities:             Payables:
                           Administrator .......................................................    $   16,229
                           Distributor .........................................................         7,972
                           Other affiliates ....................................................         6,602          30,803
                                                                                                    ----------
                         Accrued expenses and other liabilities ................................                        13,862
                                                                                                                  ------------
                         Total liabilities .....................................................                        44,665
                                                                                                                  ------------
==============================================================================================================================
Net Assets:              Net assets ............................................................                  $ 72,274,088
                                                                                                                  ============
==============================================================================================================================
Net Assets               Class A Shares of Common Stock, $.0001 par value, 125,000,000
Consist of:              shares authorized .....................................................                  $        379
                         Class I Shares of Common Stock, $.0001 par value, 125,000,000
                         shares authorized .....................................................                           364
                         Paid-in capital in excess of par ......................................                    85,343,998
                         Undistributed investment income--net ..................................    $  164,111
                         Accumulated realized capital losses on investments from the Series--net    (8,681,424)
                         Unrealized depreciation on investments from the Series--net ...........    (4,553,340)
                                                                                                    ----------
                         Total accumulated losses--net .........................................                   (13,070,653)
                                                                                                                  ------------
                         Net assets ............................................................                  $ 72,274,088
                                                                                                                  ============
==============================================================================================================================
Net Asset                Class A--Based on net assets of $36,882,949 and 3,791,822
Value:                   shares outstanding ....................................................                  $       9.73
                                                                                                                  ============
                         Class I--Based on net assets of $35,391,139 and 3,635,069
                         shares outstanding ....................................................                  $       9.74
                                                                                                                  ============
==============================================================================================================================

      See Notes to Financial Statements.


                                     4 & 5

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND               For the Six Months Ended June 30, 2003
=============================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series:         Dividends (net of $265 foreign withholding tax) .....................                   $    361,450
                         Interest ............................................................                         15,310
                         Securities lending--net .............................................                          7,940
                         Expenses (net of $7,597 expense reimbursement) ......................                        (28,835)
                                                                                                                 ------------
                         Net investment income from the Series ...............................                        355,865
                                                                                                                 ------------
=============================================================================================================================
Expenses:                Administration fees .................................................   $     93,465
                         Account maintenance fees--Class A ...................................         42,002
                         Printing and shareholder reports ....................................         29,260
                         Transfer agent fees .................................................         19,630
                         Registration fees ...................................................         12,847
                         Professional fees ...................................................          8,586
                         Directors' fees and expenses ........................................            452
                         Other ...............................................................         10,248
                                                                                                 ------------
                         Total expenses before waiver ........................................        216,490
                         Waiver of expenses ..................................................         (9,948)
                                                                                                 ------------
                         Total expenses after waiver .........................................                        206,542
                                                                                                                 ------------
                         Investment income--net ..............................................                        149,323
                                                                                                                 ------------
=============================================================================================================================
Realized &               Realized loss on investments from the Series--net ...................                       (724,197)
Unrealized Gain          Change in unrealized depreciation on investments from the
(Loss) from the          Series--net .........................................................                     11,538,654
Series--Net:                                                                                                     ------------
                         Total realized and unrealized gain on investments from the
                         Series--net .........................................................                     10,814,457
                                                                                                                 ------------
                         Net Increase in Net Assets Resulting from Operations ................                   $ 10,963,780
                                                                                                                 ============
=============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                   For the Six      For the
SMALL CAP                                                                                      Months Ended     Year Ended
INDEX FUND               Increase (Decrease) in Net Assets:                                    June 30, 2003  Dec. 31, 2002
===========================================================================================================================
Operations:              Investment income--net ............................................   $    149,323    $    520,655
                         Realized loss on investments from the Series--net .................       (724,197)     (4,827,332)
                         Change in unrealized appreciation/depreciation on investments from
                         the Series--net ...................................................     11,538,654     (13,639,196)
                                                                                               ------------    ------------
                         Net increase (decrease) in net assets resulting from operations ...     10,963,780     (17,945,873)
                                                                                               ------------    ------------
===========================================================================================================================
Dividends to             Investment income--net:
Shareholders:              Class A .........................................................             --        (230,528)
                           Class I .........................................................             --        (302,173)
                                                                                               ------------    ------------
                         Net decrease in net assets resulting from dividends to shareholders             --        (532,701)
                                                                                               ------------    ------------
===========================================================================================================================
Capital Share            Net increase (decrease) in net assets derived from capital share
Transactions:            transactions ......................................................     (3,935,291)      2,902,479
                                                                                               ------------    ------------
===========================================================================================================================
Net Assets:              Total increase (decrease) in net assets ...........................      7,028,489     (15,576,095)
                         Beginning of period ...............................................     65,245,599      80,821,694
                                                                                               ------------    ------------
                         End of period* ....................................................   $ 72,274,088    $ 65,245,599
                                                                                               ============    ============
===========================================================================================================================
                       * Undistributed investment income--net ..............................   $    164,111    $     14,788
                                                                                               ============    ============
===========================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                                    Class A**
                      The following per share data and ratios have been     ------------------------------------------------------
                      derived from information provided in the financial    For the Six              For the Year Ended
MERRILL LYNCH         statements.                                           Months Ended                December 31,
SMALL CAP                                                                     June 30,   -----------------------------------------
INDEX FUND            Increase (Decrease) in Net Asset Value: ............      2003        2002       2001       2000       1999
==================================================================================================================================
Per Share             Net asset value, beginning of period ...............   $   8.29    $  10.53   $  10.45   $  11.77   $  10.27
Operating                                                                    --------    --------   --------   --------   --------
Performance:          Investment income--net .............................        .01@@       .05@@      .08@@      .14        .12
                      Realized and unrealized gain (loss) on investments
                      from the Series--net ...............................       1.43       (2.23)       .08       (.43)      1.94
                                                                             --------    --------   --------   --------   --------
                      Total from investment operations ...................       1.44       (2.18)       .16       (.29)      2.06
                                                                             --------    --------   --------   --------   --------
                      Less dividends and distributions:
                        Investment income--net ...........................         --        (.06)      (.08)      (.14)      (.12)
                        In excess of investment income--net ..............         --          --         --         --@        --
                        Realized gain on investments from the Series--net          --          --         --       (.76)      (.44)
                        In excess of realized gain on investments from the
                        Series--net ......................................         --          --         --       (.13)        --
                                                                             --------    --------   --------   --------   --------
                      Total dividends and distributions ..................         --        (.06)      (.08)     (1.03)      (.56)
                                                                             --------    --------   --------   --------   --------
                      Net asset value, end of period .....................   $   9.73    $   8.29   $  10.53   $  10.45   $  11.77
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Total Investment      Based on net asset value per share .................      17.37%++   (20.75%)     1.57%     (2.56%)    20.45%
Return:                                                                      ========    ========   ========   ========   ========
==================================================================================================================================
Ratios to Average     Expenses, net of waiver+ ...........................        .85%*       .75%       .75%       .74%       .74%
Net Assets:                                                                  ========    ========   ========   ========   ========
                      Expenses+ ..........................................        .90%*       .89%       .88%       .85%       .86%
                                                                             ========    ========   ========   ========   ========
                      Investment income--net .............................        .34%*       .56%       .78%      1.26%      1.24%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ...........   $ 36,883    $ 34,308   $ 44,505   $ 64,056   $ 45,640
Data:                                                                        ========    ========   ========   ========   ========
                      Portfolio turnover of the Series ...................      23.33%      39.00%     48.50%     50.51%     51.20%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================

                                                                                                    Class I***
                      The following per share data and ratios have been     ------------------------------------------------------
                      derived from information provided in the financial    For the Six               For the Year Ended
                      statements.                                           Months Ended                 December 31,
                                                                              June 30,   -----------------------------------------
                      Increase (Decrease) in Net Asset Value: ............      2003        2002       2001       2000       1999
==================================================================================================================================
Per Share             Net asset value, beginning of period ...............   $   8.28    $  10.53   $  10.45   $  11.78   $  10.27
Operating                                                                    --------    --------   --------   --------   --------
Performance:          Investment income--net .............................        .03@@       .08@@      .10@@      .16        .15
                      Realized and unrealized gain (loss) on investments
                      from the Series--net ...............................       1.43       (2.25)       .10       (.43)      1.94
                                                                             --------    --------   --------   --------   --------
                      Total from investment operations ...................       1.46       (2.17)       .20       (.27)      2.09
                                                                             --------    --------   --------   --------   --------
                      Less dividends and distributions:
                        Investment income--net ...........................         --        (.08)      (.12)      (.17)      (.14)
                        In excess of investment income--net ..............         --          --         --         --@        --
                        Realized gain on investments from the Series--net          --          --         --       (.76)      (.44)
                        In excess of realized gain on investments from the
                        Series--net ......................................         --          --         --       (.13)        --
                                                                             --------    --------   --------   --------   --------
                      Total dividends and distributions ..................         --        (.08)      (.12)     (1.06)      (.58)
                                                                             --------    --------   --------   --------   --------
                      Net asset value, end of period .....................   $   9.74    $   8.28   $  10.53   $  10.45   $  11.78
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Total Investment      Based on net asset value per share .................      17.63%++   (20.61%)     1.88%     (2.41%)    20.79%
Return:                                                                      ========    ========   ========   ========   ========
==================================================================================================================================
Ratios to Average     Expenses, net of waiver+ ...........................        .60%*       .50%       .50%       .49%       .50%
Net Assets:                                                                  ========    ========   ========   ========   ========
                      Expenses+ ..........................................        .65%*       .64%       .63%       .60%       .61%
                                                                             ========    ========   ========   ========   ========
                      Investment income--net .............................        .60%*       .82%      1.02%      1.51%      1.50%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ...........   $ 35,391    $ 30,938   $ 36,317   $ 35,544   $ 30,911
Data:                                                                        ========    ========   ========   ========   ========
                      Portfolio turnover of the Series ...................      23.33%      39.00%     48.50%     50.51%     51.20%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================

*     Annualized.
**    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
***   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
+     Includes the Fund's share of the Series' allocated expenses.
++    Aggregate total investment return.
@     Amount is less than ($.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.

                                     8 & 9

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2003 was 33.6%. The Fund offers two classes of shares, Class A and Class I. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2003, MLIM earned fees of $93,465, of which $9,948 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $(3,935,291) and $2,902,479 for the six months ended June 30, 2003 and for the year ended December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2003+                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................           292,296       $  2,511,347
Shares redeemed ..........................          (640,961)        (5,633,972)
                                                ------------       ------------
Net decrease .............................          (348,665)      $ (3,122,625)
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2002+                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,018,062       $  9,600,650
Shares issued to shareholders in
reinvestment of dividends ................            23,320            196,130
                                                ------------       ------------
Total issued .............................         1,041,382          9,796,780
Shares redeemed ..........................        (1,127,427)       (10,394,147)
                                                ------------       ------------
Net decrease .............................           (86,045)      $   (597,367)
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2003+                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................           824,293       $  7,012,296
Shares redeemed ..........................          (924,204)        (7,824,962)
                                                ------------       ------------
Net decrease .............................           (99,911)      $   (812,666)
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2002+                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,701,708       $ 27,194,327
Shares issued to shareholders in
reinvestment of dividends ................            34,007            284,695
                                                ------------       ------------
Total issued .............................         2,735,715         27,479,022
Shares redeemed ..........................        (2,449,219)       (23,979,176)
                                                ------------       ------------
Net increase .............................           286,496       $  3,499,846
                                                ============       ============
-------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

4. Capital Loss Carryforward:

On December 31, 2002, the Fund had a net capital loss carryforward of $6,541,438, of which $2,556,308 expires in 2009 and $3,985,130 expires in 2010.
This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.001976 per share on July 22, 2003 to shareholders of record on July 16, 2003.


                                    10 & 11

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Master Small Cap Index Series
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Advertising Agencies--0.5%    5,890  +ADVO Systems, Inc.                                                    $  261,516
                             12,800  +aQuantive, Inc.                                                          134,400
                             10,400  +Catalina Marketing Corporation                                           183,560
                              1,000  +Cross Media Marketing Corporation                                            250
                                236   Grey Global Group Inc.                                                   182,311
                              5,833  +R.H. Donnelley Corporation                                               212,730
                             21,600  +ValueClick, Inc.                                                         130,248
                                                                                                            ----------
                                                                                                             1,105,015
----------------------------------------------------------------------------------------------------------------------
Advertising/Marketing         3,600  +Digital Generation Systems, Inc.                                           6,948
Services--0.0%                3,900  +FindWhat.com                                                              74,529
                                                                                                            ----------
                                                                                                                81,477
----------------------------------------------------------------------------------------------------------------------
Aerospace--0.4%               2,767   Curtiss-Wright Corporation                                               174,874
                              2,000  +Ducommun Incorporated                                                     28,200
                              2,726   HEICO Corporation (Class A)                                               33,257
                              1,800  +Integrated Defense Technologies, Inc.                                     27,918
                              4,506  +Moog Inc. (Class A)                                                      156,584
                             15,335  +Orbital Sciences Corporation                                             111,946
                              9,334  +Teledyne Technologies Incorporated                                       122,275
                              3,000   United Industrial Corporation                                             48,900
                                                                                                            ----------
                                                                                                               703,954
----------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.1%     3,500   Applied Signal Technology, Inc.                                           60,270
                              3,500  +KVH Industries, Inc.                                                      86,170
                                                                                                            ----------
                                                                                                               146,440
----------------------------------------------------------------------------------------------------------------------
Agricultural Commodities/    10,500  +Darling International Inc.                                                25,200
Milling--0.0%
----------------------------------------------------------------------------------------------------------------------
Agriculture Fishing &           900   Alico, Inc.                                                               22,221
Ranching--0.1%               11,078   Delta and Pine Land Company                                              243,494
                              8,200  +Seminis, Inc. (Class A)                                                   30,176
                              2,600  +Virbac Corporation                                                        15,756
                                                                                                            ----------
                                                                                                               311,647
----------------------------------------------------------------------------------------------------------------------
Air Transport--1.3%          11,568   AAR Corp.                                                                 81,670
                             47,500  +AMR Corporation                                                          522,500
                             14,201   Airborne, Inc.                                                           296,801
                             17,820  +AirTran Holdings, Inc.                                                   186,575
                              6,399  +Alaska Air Group, Inc.                                                   137,259
                             11,323  +Atlantic Coast Airlines Holdings, Inc.                                   152,746
                              4,100  +Aviall, Inc.                                                              46,617
                             18,800  +Continental Airlines, Inc. (Class B)                                     281,436
                              9,295  +EGL, Inc.                                                                141,284
                              7,600  +ExpressJet Holdings, Inc.                                                114,760
                             10,255  +Frontier Airlines, Inc.                                                   93,115
                              9,656  +Mesa Air Group, Inc.                                                      77,248
                              2,744  +Mesaba Holdings, Inc.                                                     16,930
                             19,400  +Northwest Airlines Corporation                                           215,534
                              5,685  +Offshore Logistics, Inc.                                                 123,649
                              1,100  +Petroleum Helicopters, Inc. (Voting Shares)                               34,485
                             16,000   SkyWest, Inc.                                                            305,280
                                                                                                            ----------
                                                                                                             2,827,889
----------------------------------------------------------------------------------------------------------------------
Airlines--0.0%                6,700  +America West Holdings Corporation (Class B)                               45,560
----------------------------------------------------------------------------------------------------------------------
Aluminum--0.0%                3,602   Century Aluminum Company                                                  25,322
----------------------------------------------------------------------------------------------------------------------
Apparel/Footwear--0.1%        1,600  +Perry Ellis International, Inc.                                           31,184
                             11,500  +Warnaco Group, Inc.                                                      155,250
                                100   Weyco Group, Inc.                                                          4,601
                                                                                                            ----------
                                                                                                               191,035
----------------------------------------------------------------------------------------------------------------------
Apparel/Footwear              6,700  +Casual Male Retail Group Inc.                                             35,108
Retail--0.0%                  1,800  +Jos. A. Bank Clothiers, Inc.                                              60,300
                                                                                                            ----------
                                                                                                                95,408
----------------------------------------------------------------------------------------------------------------------
Auto Parts--                  4,100  +Aftermarket Technology Corp.                                              43,091
After Market--0.2%            2,300  +Keystone Automotive Industries, Inc.                                      41,998
                              5,900  +Raytech Corporation                                                       25,075
                              3,500  +Sports Resorts International, Inc.                                        17,010
                              3,100   Standard Motor Products, Inc.                                             34,410
                              7,099   Superior Industries International, Inc.                                  296,028
                              4,700  +TBC Corporation                                                           89,535
                                                                                                            ----------
                                                                                                               547,147
----------------------------------------------------------------------------------------------------------------------
Auto Parts--                  9,278  +Collins & Aikman Corporation                                              27,370
Original Equipment--0.2%      6,053  +Dura Automotive Systems, Inc.                                             59,380
                              2,273   Sauer-Danfoss, Inc.                                                       24,435
                              3,487  +Stoneridge, Inc.                                                          47,598
                                700  +Strattec Security Corporation                                             37,240
                              9,200  +Tenneco Automotive Inc.                                                   33,119
                             16,071  +Tower Automotive, Inc.                                                    58,820
                             36,300   Visteon Corporation                                                      249,381
                                                                                                            ----------
                                                                                                               537,343
----------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts--0.3%     7,794   Modine Manufacturing Co.                                                 150,970
                              4,463   Oshkosh Truck Corporation                                                264,745
                              8,545  +Wabash National Corporation                                              119,886
                                                                                                            ----------
                                                                                                               535,601
----------------------------------------------------------------------------------------------------------------------


                                    12 & 13

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Banks--Outside                3,740   1st Source Corporation                                                $   69,414
New York City--7.5%           2,900   ABC Bancorp                                                               41,557
                              8,318   AMCORE Financial, Inc.                                                   193,643
                              2,421   Alabama National BanCorporation                                          117,370
                              3,600   Allegiant Bancorp, Inc.                                                   72,900
                              1,300   American National Bankshares Inc.                                         34,957
                              1,858   Arrow Financial Corporation                                               62,001
                              1,045   BancFirst Corporation                                                     54,194
                              3,886   Bank of Granite Corp.                                                     66,256
                                800   Bank of the Ozarks, Inc.                                                  31,008
                              4,013   Banner Corporation                                                        82,226
                              6,993   Boston Private Financial Holdings, Inc.                                  147,412
                              1,000   Bryn Mawr Bank Corporation                                                37,070
                              1,550   CB Bancshares, Inc.                                                       96,286
                              2,500   CCBT Financial Companies Inc.                                             59,725
                              8,735   CVB Financial Corp.                                                      170,507
                              1,500   Camden National Corporation                                               41,250
                              2,477   Capital City Bank Group, Inc.                                             89,667
                              1,700   Capitol Bancorp Ltd.                                                      46,070
                              2,400   Cascade Bancorp                                                           41,304
                              5,108   Cathay Bancorp, Inc.                                                     227,715
                              2,433  +Central Coast Bancorp                                                     40,801
                              4,038   Central Pacific Financial Corp.                                          111,853
                              1,700   Century Bancorp, Inc. (Class A)                                           50,626
                              6,251   Chemical Financial Corporation                                           186,280
                              9,926   Chittenden Corporation                                                   271,476
                             13,600   Citizens Banking Corporation                                             367,336
                              4,893   City Holding Company                                                     143,218
                              2,099   CityBank                                                                  56,799
                              2,184   CoBiz Inc.                                                                29,571
                              1,600   Columbia Bancorp                                                          38,400
                              5,135   Columbia Banking System, Inc.                                             91,968
                              3,200   Community Bank System, Inc.                                              121,600
                              2,200   Community Banks, Inc.                                                     65,428
                             11,540   Community First Bankshares, Inc.                                         315,042
                              2,970   Community Trust Bancorp, Inc.                                             77,636
                              2,276   Corus Bankshares, Inc.                                                   110,227
                              7,298   East West Bancorp, Inc.                                                  263,750
                              3,172   F&M Bancorp                                                              156,443
                              1,700   FNB Corporation                                                           46,019
                              1,685   Farmers Capital Bank Corporation                                          53,835
                              1,600   Financial Institutions, Inc.                                              37,600
                              1,924   First Bancorp                                                             49,851
                              2,576   First Busey Corporation                                                   62,442
                              7,823   First Charter Corporation                                                136,120
                              1,547   First Citizens BancShares, Inc. (Class A)                                155,999
                             15,734   First Commonwealth Financial Corporation                                 203,913
                              4,400   First Community Bancorp                                                  137,148
                              2,540   First Community Bancshares, Inc.                                          89,662
                              2,416   First Essex Bancorp, Inc.                                                113,890
                              9,187   First Financial Bancorp                                                  146,992
                              3,765   First Financial Bankshares, Inc.                                         125,977
                              2,022   First Financial Corporation                                              106,964
                                600   The First of Long Island Corporation                                      24,042
                              4,330   First Merchants Corporation                                              105,262
                              2,230   First National Corporation                                                54,992
                                700   First Oak Brook Bancshares, Inc.                                          23,093
                                900   First South Bancorp, Inc.                                                 29,934
                              2,200   First State Bancorporation                                                60,522
                                300   Franklin Financial Corporation                                             9,015
                              3,841   Frontier Financial Corporation                                           109,123
                              2,934   GBC Bancorp                                                              112,666
                              1,743   German American Bancorp                                                   30,415
                              4,360   Glacier Bancorp, Inc.                                                    107,343
                             12,622   Gold Banc Corporation                                                    132,657
                             16,400   Greater Bay Bancorp                                                      328,656
                              3,727   Hancock Holding Company                                                  175,393
                              1,500   Hanmi Financial Corporation                                               26,205
                              5,639   Harleysville National Corporation                                        152,591
                              5,180   Humboldt Bancorp                                                          77,493
                              3,245   Independent Bank Corporation (Massachusetts)                              73,305
                              5,310   Independent Bank Corporation (Michigan)                                  136,414
                              4,474   Integra Bank Corporation                                                  76,998
                              3,300   Interchange Financial Services Corporation                                64,746
                                  1   International Bancshares Corporation                                          36
                              4,648   Irwin Financial Corporation                                              120,383
                              2,500   LSB Bancshares, Inc.                                                      43,275
                              3,427   Lakeland Bancorp, Inc.                                                    54,763
                              1,500   Lakeland Financial Corporation                                            45,570
                              1,700   MASSBANK Corp.                                                            61,489
                              3,000   MB Financial, Inc.                                                       120,120
                              2,450   Macatawa Bank Corporation                                                 59,021
                              3,100   Main Street Banks, Inc.                                                   78,430
                              1,720   MainSource Financial Group, Inc.                                          41,916
                              2,000   Merchants Bancshares, Inc.                                                52,000


                                    14 & 15

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Banks--Outside New York City  7,050   Mid-State Bancshares                                                 $   139,238
(concluded)                   4,280   Midwest Banc Holdings, Inc.                                               83,118
                              1,929   NBC Capital Corporation                                                   48,804
                              8,413   NBT Bancorp Inc.                                                         162,792
                              3,800   Nara Bancorp, Inc.                                                        72,200
                              5,362   National Penn Bancshares, Inc.                                           150,565
                              1,888   Old Second Bancorp, Inc.                                                  80,901
                              2,441   Omega Financial Corporation                                               83,482
                              3,221   Oriental Financial Group Inc.                                             82,747
                             10,833   Pacific Capital Bancorp                                                  379,697
                              5,608   Pacific Northwest Bancorp                                                194,934
                              2,100   Pacific Union Bank                                                        28,119
                              1,800   Peapack-Gladstone Financial Corporation                                   57,654
                              1,510   PennRock Financial Services Corp.                                         40,785
                              2,200   Peoples Bancorp Inc.                                                      55,594
                              1,555   The Peoples Holding Company                                               68,809
                              2,450   PrivateBancorp, Inc.                                                      66,812
                              2,700   Prosperity Bancshares, Inc.                                               51,975
                              7,714   Provident Bancshares Corporation                                         196,013
                              5,441   R & G Financial Corporation (Class B)                                    161,598
                             14,273   Republic Bancorp Inc.                                                    191,544
                              3,409   Republic Bancorp, Inc. (Class A)                                          50,555
                              3,034   Republic Bancshares, Inc.                                                 75,880
                              4,601   Riggs National Corporation                                                70,027
                              1,289   Royal Bancshares of Pennsylvania, Inc.                                    27,520
                              6,963   S&T Bancorp, Inc.                                                        190,995
                              1,300   S.Y. Bancorp, Inc.                                                        45,981
                              3,614   Sandy Spring Bancorp, Inc.                                               114,202
                              1,358   Santander BanCorp                                                         22,217
                              3,050   Seacoast Banking Corporation of Florida                                   51,972
                              2,317   Second Bancorp, Incorporated                                              59,779
                             10,700  +Silicon Valley Bancshares                                                254,767
                              4,200   Simmons First National Corporation (Class A)                              84,042
                             14,738   The South Financial Group, Inc.                                          343,838
                              1,600   Southwest Bancorp, Inc.                                                   43,856
                              9,124  +Southwest Bancorporation of Texas, Inc.                                  296,621
                              1,965   State Bancorp, Inc.                                                       38,455
                             13,376   Sterling Bancshares, Inc.                                                174,958
                              5,050   Sterling Financial Corporation                                           117,413
                              3,300   Suffolk Bancorp                                                          106,260
                              2,500   Summit Bancshares, Inc.                                                   58,700
                              1,600   Sun Bancorp, Inc.                                                         32,288
                              3,070  +Sun Bancorp, Inc. (New Jersey)                                            61,093
                             12,604   Susquehanna Bancshares, Inc.                                             294,303
                              7,584   Texas Regional Bancshares, Inc. (Class A)                                263,165
                              2,200   Tompkins Trustco, Inc.                                                    98,230
                              1,600   TriCo Bancshares                                                          40,688
                              1,745   Troy Financial Corporation                                                47,377
                              5,480   The Trust Company of New Jersey                                          166,044
                             22,016   TrustCo Bank Corp NY                                                     243,937
                             12,398   UCBH Holdings, Inc.                                                      355,575
                              4,376   UMB Financial Corporation                                                185,542
                              3,284   U.S.B. Holding Co., Inc.                                                  58,291
                              8,370   Umpqua Holdings Corporation                                              158,946
                              2,200   Union Bankshares Corporation                                              62,193
                              4,500   United Community Banks, Inc.                                             112,410
                              6,091   United National Bancorp                                                  168,051
                              6,219   Unizan Financial Corp.                                                   109,268
                              2,100   Virginia Financial Group, Inc.                                            58,800
                              3,800   Washington Trust Bancorp, Inc.                                            87,362
                              6,063   WesBanco, Inc.                                                           147,331
                              3,400   West Coast Bancorp                                                        61,880
                              5,900   Wintrust Financial Corporation                                           174,640
                              3,600   Yardville National Bancorp                                                70,200
                                                                                                           -----------
                                                                                                            16,018,299
----------------------------------------------------------------------------------------------------------------------
Beverage--Alcoholic--0.0%     2,700  +Central European Distribution Corporation                                 54,540
----------------------------------------------------------------------------------------------------------------------
Beverage--Brewers             2,100  +The Boston Beer Company, Inc. (Class A)                                   30,240
(Wineries)--0.1%              3,542  +The Robert Mondavi Corporation (Class A)                                  89,648
                                                                                                           -----------
                                                                                                               119,888
----------------------------------------------------------------------------------------------------------------------
Beverage--Soft Drinks--0.1%     687   Coca-Cola Bottling Co. Consolidated                                       37,510
                                171   Farmer Brothers Co.                                                       58,019
                              1,011  +Green Mountain Coffee, Inc.                                               19,209
                              1,895  +National Beverage Corp.                                                   26,341
                              3,900  +Peets Coffee & Tea Inc.                                                   68,094
                                                                                                           -----------
                                                                                                               209,173
----------------------------------------------------------------------------------------------------------------------
Biotechnology--0.4%          22,300  +AVANT Immunotherapeutics, Inc.                                            64,447
                              8,000  +AVI BioPharma, Inc.                                                       48,000
                              4,200  +Aclara Biosciences Inc.                                                   17,724
                              7,700  +Alteon Inc.                                                               37,345
                              3,700  +Dendreon Corporation                                                      21,978
                             10,400  +Discovery Laboratories Inc.                                               66,768
                              4,100  +Dov Pharmaceutical Inc.                                                   46,330
                              2,500  +GTC Biotherapeutics, Inc.                                                  8,325


                                    16 & 17

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Biotechnology                 6,700  +Gen-Probe Incorporated                                                $  274,499
(concluded)                  17,400  +Nuvelo, Inc.                                                              34,800
                              8,500  +Palatin Technologies Inc.                                                 27,115
                              8,200  +Regeneration Technologies, Inc.                                          108,978
                              6,100  +Repligen Corporation                                                      31,048
                              2,300  +SFBC International, Inc.                                                  41,722
                              9,700  +SciClone Pharmaceuticals, Inc.                                            83,032
                                600  +Sirna Therapeutics, Inc.                                                   5,208
                              4,600  +Third Wave Technologies                                                   21,528
                                                                                                            ----------
                                                                                                               938,847
----------------------------------------------------------------------------------------------------------------------
Biotechnology Research       13,419  +ARIAD Pharmaceuticals, Inc.                                               60,251
& Production--2.5%           24,800  +Abgenix, Inc.                                                            260,152
                              9,500  +Aksys, Ltd.                                                              123,025
                              6,687  +Albany Molecular Research, Inc.                                          100,974
                              5,580  +Alexion Pharmaceuticals, Inc.                                             95,139
                              7,113  +Antigenics Inc.                                                           81,942
                             20,000  +Applera Corporation--Celera Genomics Group                               206,400
                              5,800  +Arena Pharmaceuticals, Inc.                                               38,512
                              6,120  +ArthroCare Corporation                                                   102,571
                                800  +BioReliance Corporation                                                   16,960
                             10,124  +Cell Genesys, Inc.                                                        87,471
                              9,831  +Cell Therapeutics, Inc.                                                   95,656
                              5,200  +Ciphergen Biosystems, Inc.                                                53,300
                             14,257  +Corixa Corporation                                                       110,207
                              9,267  +Cubist Pharmaceuticals, Inc.                                              98,786
                             12,700  +CuraGen Corporation                                                       70,485
                              9,800  +deCODE Genetics, Inc.                                                     30,576
                                100  +Deltagen, Inc.                                                                13
                              3,624  +Digene Corporation                                                        98,682
                              5,778  +Diversa Corporation                                                       56,798
                              9,796  +Encysive Pharmaceuticals Inc.                                             47,021
                             12,800  +Enzon, Inc.                                                              160,256
                              3,200  +Exact Sciences Corporation                                                35,072
                             13,118  +Exelixis, Inc.                                                            91,039
                              9,139  +Gene Logic Inc.                                                           54,560
                              1,700  +Genencor International Inc.                                               27,999
                             12,897  +Genta Incorporated                                                       171,788
                             10,429  +Geron Corporation                                                         76,757
                             12,709  +Immunomedics, Inc.                                                        80,194
                             21,224  +Incyte Genomics, Inc.                                                     98,479
                              5,500  +Integra LifeSciences Holdings                                            145,090
                              7,614  +InterMune Inc.                                                           122,662
                              6,500  +Interpore International, Inc.                                             82,745
                              3,100  +Kensey Nash Corporation                                                   80,600
                              3,300  +Kosan Biosciences, Inc.                                                   19,470
                              7,605  +Lexicon Genetics Incorporated                                             51,030
                              7,112  +Martek Biosciences Corporation                                           305,389
                              6,701  +Maxygen Inc.                                                              73,510
                              7,900  +Myriad Genetics, Inc.                                                    107,519
                              9,223  +NPS Pharmaceuticals, Inc.                                                224,488
                              9,854  +Nabi Biopharmaceuticals                                                   67,598
                             11,000  +OSI Pharmaceuticals, Inc.                                                354,310
                             39,055  +Peregrine Pharmaceuticals, Inc.                                           57,020
                              7,885  +Pharmacopeia, Inc.                                                        65,050
                              1,500  +Progenics Pharmaceuticals, Inc.                                           22,590
                                 78  +Rigel Pharmaceuticals, Inc.                                                  845
                              3,900  +Seattle Genetics, Inc.                                                    20,085
                              6,972  +Serologicals Corporation                                                  95,028
                              7,845  +Tanox, Inc.                                                              125,912
                              9,532  +Telik, Inc.                                                              153,179
                              9,740  +Transkaryotic Therapies, Inc.                                            112,400
                              4,038  +Trimeris, Inc.                                                           184,456
                             10,906  +Vicuron Pharmaceuticals Inc.                                             154,647
                              2,600  +Zymogentics, Inc.                                                         30,264
                                                                                                            ----------
                                                                                                             5,286,952
----------------------------------------------------------------------------------------------------------------------
Broadcasting--0.1%           10,100   Gray Television, Inc.                                                    125,240
----------------------------------------------------------------------------------------------------------------------
Building Materials--0.5%      1,900   Ameron International Corporation                                          66,063
                              5,100   Building Materials Holding Corporation                                    75,531
                              6,890   Hughes Supply, Inc.                                                      239,083
                              4,150   LSI Industries Inc.                                                       46,065
                              1,000  +Mestek, Inc.                                                              18,000
                              5,568  +NCI Building Systems, Inc.                                                92,986
                              4,066  +Simpson Manufacturing Co., Inc.                                          148,816
                              6,045   Texas Industries, Inc.                                                   143,870
                              1,709  +Trex Company, Inc.                                                        67,078
                              4,165   Watsco, Inc.                                                              68,972
                                                                                                            ----------
                                                                                                               966,464
----------------------------------------------------------------------------------------------------------------------
Building--                   11,235   Lennox International Inc.                                                144,594
Air Conditioning--0.2%       10,738   York International Corporation                                           251,269
                                                                                                            ----------
                                                                                                               395,863
----------------------------------------------------------------------------------------------------------------------
Building--Cement--0.0%        1,377   Centex Construction Products, Inc.                                        55,204
----------------------------------------------------------------------------------------------------------------------
Building--Heating &           1,700  +Aaon, Inc.                                                                31,484
Plumbing--0.0%
----------------------------------------------------------------------------------------------------------------------


                                    18 & 19

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Building--Miscellaneous--     1,800  +Drew Industries Incorporated                                          $   32,760
0.1%                          8,047  +Griffon Corporation                                                      128,752
                                                                                                            ----------
                                                                                                               161,512
----------------------------------------------------------------------------------------------------------------------
Building--Roofing &           6,351   ElkCorp                                                                  142,898
Wallboard--0.2%              11,700  +USG Corporation                                                          222,300
                                                                                                            ----------
                                                                                                               365,198
----------------------------------------------------------------------------------------------------------------------
Cable Television             79,700  +Charter Communications, Inc. (Class A)                                   297,281
Services--0.3%                6,698  +Crown Media Holdings, Inc. (Class A)                                      27,663
                             13,200  +Insight Communications Company, Inc.                                     173,976
                             10,594  +TiVo Inc.                                                                129,035
                                                                                                            ----------
                                                                                                               627,955
----------------------------------------------------------------------------------------------------------------------
Cable/Satellite TV--0.0%      1,300  +Pegasus Communications Corporation                                        37,908
----------------------------------------------------------------------------------------------------------------------
Casinos & Gambling--0.7%      4,100  +Ameristar Casinos, Inc.                                                   87,535
                              7,425  +Argosy Gaming Company                                                    155,257
                              8,391  +Aztar Corporation                                                        135,179
                              8,715  +Boyd Gaming Corporation                                                  150,421
                              1,332   Churchill Downs Incorporated                                              51,029
                              2,278   Dover Downs Gaming & Entertainment, Inc.                                  21,072
                              4,475  +Isle of Capri Casinos, Inc.                                               73,972
                              8,400  +MTR Gaming Group, Inc.                                                    64,848
                             14,800  +Magna Entertainment Corp. (Class A)                                       74,000
                              3,400  +Multimedia Games, Inc.                                                    86,700
                              6,964  +Pinnacle Entertainment, Inc.                                              47,355
                             12,600  +Scientific Games Corporation                                             118,440
                              5,700  +Shuffle Master, Inc.                                                     167,523
                              7,612  +WMS Industries Inc.                                                      118,671
                                                                                                            ----------
                                                                                                             1,352,002
----------------------------------------------------------------------------------------------------------------------
Catalog/Specialty             5,100  +Chronimed Inc.                                                            49,215
Distribution--0.0%
----------------------------------------------------------------------------------------------------------------------
Chemicals--1.5%              10,006   A. Schulman, Inc.                                                        160,696
                              9,500   Albemarle Corp.                                                          265,715
                              5,456   Arch Chemicals, Inc.                                                     104,210
                              5,800  +Cabot Microelectronics Corporation                                       292,726
                             10,101   Calgon Carbon Corporation                                                 58,081
                              5,685   Cambrex Corporation                                                      130,869
                             33,760   Crompton Corporation                                                     238,008
                              4,264  +Energy Conversion Devices, Inc.                                           38,802
                              8,437   Georgia Gulf Corporation                                                 167,053
                             11,800   Great Lakes Chemical Corporation                                         240,720
                             24,700  +Hercules Incorporated                                                    244,530
                              7,167   MacDermid, Inc.                                                          188,492
                              3,441  +Medis Technologies Ltd.                                                   24,534
                             17,240   Millennium Chemicals Inc.                                                163,952
                              2,434   NL Industries, Inc.                                                       41,377
                              9,400  +OM Group, Inc.                                                           138,462
                              2,000   Octel Corp.                                                               27,800
                              9,695  +Omnova Solutions Inc.                                                     39,168
                             24,767   PolyOne Corporation                                                      110,213
                              1,800   Quaker Chemical Corporation                                               45,090
                             30,054   Solutia Inc.                                                              65,518
                              1,555   Stepan Company                                                            35,143
                             23,000  +W.R. Grace & Co.                                                         101,430
                              6,500  +Wilson Greatbatch Technologies, Inc.                                     234,650
                                                                                                            ----------
                                                                                                             3,157,239
----------------------------------------------------------------------------------------------------------------------
Chemicals--Specialty--0.0%    3,500   Aceto Corporation                                                         64,855
                              2,800  +Ethyl Corporation                                                         27,860
                                                                                                            ----------
                                                                                                                92,715
----------------------------------------------------------------------------------------------------------------------
Coal--0.3%                   14,500   Arch Coal, Inc.                                                          333,210
                             18,200   Massey Energy Company                                                    239,330
                              1,000  +Westmoreland Coal Company                                                 18,190
                                                                                                            ----------
                                                                                                               590,730
----------------------------------------------------------------------------------------------------------------------
Commercial Information        8,758  +Arbitron Inc.                                                            312,661
Services--0.3%                6,461  +infoUSA Inc.                                                              52,334
                             25,300  +LookSmart, Ltd.                                                           71,599
                              1,200  +Neoforma, Inc.                                                            13,104
                              6,474  +ProQuest Company                                                         167,029
                              4,553  +SOURCECORP, Incorporated                                                  98,345
                                                                                                            ----------
                                                                                                               715,072
----------------------------------------------------------------------------------------------------------------------
Communications               10,800  +Aether Systems, Inc.                                                      52,920
Technology--1.9%              6,622  +Anaren Microwave, Inc.                                                    62,048
                              9,172  +Anixter International Inc.                                               214,900
                             12,200  +Aspect Communications Corporation                                         47,214
                             16,178  +Avanex Corporation                                                        64,712
                              2,259   Bel Fuse Inc.                                                             51,731
                              5,488   Black Box Corporation                                                    198,666
                             14,300  +CSG Systems International, Inc.                                          204,776
                              1,572  +Catapult Communications Corporation                                       16,695
                              9,009  +Centillium Communications, Inc.                                           89,279
                             13,488  +CommScope, Inc.                                                          128,136
                              8,313  +Echelon Corporation                                                      114,470
                             56,400  +Enterasys Networks, Inc.                                                 170,892


                                    20 & 21

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Communications Technology    12,200  +Entrust Technologies Inc.                                             $   35,868
(concluded)                  28,500  +Extreme Networks, Inc.                                                   151,050
                             40,700  +Finisar Corporation                                                       63,085
                             17,896  +Harmonic Inc.                                                             72,837
                              2,600  +Inet Technologies, Inc.                                                   25,922
                             12,600  +Infonet Services Corporation (Class B)                                    20,034
                              5,777   Inter-Tel Inc.                                                           122,588
                              6,229  +Ixia                                                                      40,052
                              2,800  +j2 Global Communications, Inc.                                           128,744
                              9,880  +Net2Phone, Inc.                                                           42,780
                             16,568  +New Focus, Inc.                                                           61,964
                              4,234  +Nuance Communications Inc.                                                22,864
                             29,919  +Oplink Communications, Inc.                                               55,949
                              1,283  +Optical Communication Products, Inc.                                       2,309
                              6,807  +Packeteer, Inc.                                                          105,985
                             17,540  +REMEC, Inc.                                                              122,078
                             45,100  +Redback Networks Inc.                                                     40,590
                             39,400  +Riverstone Networks, Inc.                                                 46,492
                              7,008  +SeaChange International, Inc.                                             66,855
                              9,488  +Secure Computing Corporation                                              82,830
                             58,700  +Sonus Networks, Inc.                                                     295,261
                              4,660  +Standard Microsystems Corporation                                         70,692
                             24,471  +Stratex Networks, Inc.                                                    78,307
                             46,500  +Sycamore Networks, Inc.                                                  178,095
                              4,620   TALX Corporation                                                         104,366
                             22,600  +TIBCO Software Inc.                                                      115,034
                             15,000  +Tekelec                                                                  169,500
                             12,300  +Tellium, Inc.                                                             11,193
                              7,886  +Turnstone Systems, Inc.                                                   19,794
                              2,440  +Ulticom, Inc.                                                             23,180
                              6,101  +ViaSat, Inc.                                                              87,488
                              7,131  +WebEx Communications, Inc.                                                99,477
                                                                                                            ----------
                                                                                                             3,979,702
----------------------------------------------------------------------------------------------------------------------
Computer                      9,200  +JNI Corp.                                                                 45,816
Communications--0.0%          5,100  +Network Equipment Technologies, Inc.                                      42,942
                                                                                                            ----------
                                                                                                                88,758
----------------------------------------------------------------------------------------------------------------------
Computer Peripherals--0.2%    6,900  +Dot Hill Systems Corp.                                                    90,390
                              4,700  +Gerber Scientific, Inc.                                                   31,302
                              5,800  +Komag Inc.                                                                67,512
                              2,100  +SafeNet, Inc.                                                             58,716
                              6,000  +Sigma Designs, Inc.                                                       65,460
                              4,900  +Sonic Solutions                                                           42,042
                                                                                                            ----------
                                                                                                               355,422
----------------------------------------------------------------------------------------------------------------------
Computer Processing           1,400  +Cyberguard Corp.                                                           9,940
Hardware--0.0%                4,900  +Neoware Systems, Inc.                                                     75,166
                                                                                                            ----------
                                                                                                                85,106
----------------------------------------------------------------------------------------------------------------------
Computer Services Software    6,600  +@Road, Inc.                                                               72,072
& Systems--4.9%               4,916  +ANSYS, Inc.                                                              152,888
                             12,802  +Agile Software Corporation                                               123,539
                             32,500  +Akamai Technologies, Inc.                                                157,950
                              3,200  +Altiris, Inc.                                                             64,160
                             12,495  +American Management Systems, Incorporated                                178,429
                              4,800  +Anteon International Corporation                                         133,968
                             75,700  +Ariba, Inc.                                                              224,829
                             17,795  +Ascential Software Corporation                                           292,553
                             10,697  +AsianInfo Holdings, Inc.                                                  87,715
                             12,808  +Aspen Technology, Inc.                                                    61,478
                             20,867  +Borland Software Corporation                                             203,871
                              8,516  +CACI International Inc. (Class A)                                        292,099
                             15,202  +CIBER, Inc.                                                              106,718
                              9,000  +Computer Horizons Corp.                                                   40,860
                              4,800  +Concord Communications, Inc.                                              65,904
                              4,511  +Datastream Systems, Inc.                                                  47,771
                              8,464  +Dendrite International, Inc.                                             109,016
                              2,737  +Digimarc Corporation                                                      42,971
                              7,500  +Digital River, Inc.                                                      144,750
                              2,107  +Digitas Inc.                                                              10,451
                             13,477  +Documentum, Inc.                                                         265,093
                             18,980  +E.piphany, Inc.                                                           96,988
                              4,645  +EPIQ Systems, Inc.                                                        79,755
                             14,039  +Electronics for Imaging, Inc.                                            284,851
                              2,530  +Embarcadero Technologies, Inc.                                            17,710
                              6,819  +F5 Networks, Inc.                                                        114,900
                              4,261  +Fidelity National Information Solutions, Inc.                            111,127
                             23,559  +Gartner Group, Inc. (Class A)                                            178,577
                             11,306  +Hyperion Solutions Corporation                                           381,691
                              2,300  +iGATE Capital Corporation                                                  7,981
                             17,300  +Informatica Corporation                                                  119,543
                              2,100  +Integral Systems, Inc.                                                    41,748
                             11,000  +Internet Security Systems, Inc.                                          159,390
                             35,000  +Interwoven, Inc.                                                          77,700
                              8,408  +JDA Software Group, Inc.                                                  94,086
                             14,858  +Keane, Inc.                                                              202,515


                                    22 & 23

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Computer Services Software    4,238  +Keynote Systems, Inc.                                                $    44,414
& Systems                    14,400  +Lawson Software, Inc.                                                    111,888
(concluded)                  25,679  +Legato Systems, Inc.                                                     215,447
                              3,100  +MAPICS, Inc.                                                              25,420
                              5,030  +MRO Software, Inc.                                                        43,409
                              7,000  +MSC.Software Corp.                                                        47,180
                             11,500  +Macrovision Corporation                                                  229,080
                              6,800  +Magma Design Automation, Inc.                                            116,620
                              6,439  +Manhattan Associates, Inc.                                               167,221
                              3,500  +ManTech International Corporation (Class A)                               67,130
                             17,900  +Manugistics Group, Inc.                                                   73,569
                             13,497  +MatrixOne, Inc.                                                           77,473
                             19,900  +Mentor Graphics Corporation                                              288,152
                              6,256  +Mercury Computer Systems, Inc.                                           113,609
                             17,500  +Micromuse, Inc.                                                          139,825
                              5,399  +Micros Systems, Inc.                                                     178,059
                              8,453  +NYFIX, Inc.                                                               53,677
                              2,600  +Nassda Corporation                                                        20,072
                              7,555  +Netegrity, Inc.                                                           44,121
                             14,874  +NetIQ Corporation                                                        229,952
                              3,385  +NetScout Systems, Inc.                                                    18,177
                              2,200  +OPNET Technologies, Inc.                                                  26,818
                             47,800  +Openwave Systems Inc.                                                     93,210
                              7,026  +PC-Tel, Inc.                                                              83,328
                              3,200  +PDF Solutions, Inc.                                                       36,960
                              1,877  +PEC Solutions, Inc.                                                       30,220
                             65,000  +Parametric Technology Corporation                                        198,250
                              1,400  +Pegasystems Inc.                                                          10,318
                             16,291  +Pinnacle Systems, Inc.                                                   174,314
                              4,300  +Pomeroy Computer Resources, Inc.                                          47,558
                              8,608  +Progress Software Corporation                                            178,444
                             10,400  +Quest Software, Inc.                                                     123,760
                              6,923  +Rainbow Technologies, Inc.                                                58,222
                             14,100  +Retek Inc.                                                                90,240
                              7,696  +Roxio, Inc.                                                               51,486
                              6,697  +SERENA Software, Inc.                                                    139,833
                              2,689  +SPSS Inc.                                                                 45,014
                              2,000  +SRA International, Inc. (Class A)                                         64,000
                              3,200  +SS&C Technologies, Inc.                                                   51,040
                              2,099  +Sanchez Computer Associates, Inc.                                         10,915
                             26,692  +Sapient Corporation                                                       73,937
                             16,200  +ScanSoft, Inc.                                                            87,966
                             14,227  +SeeBeyond Technology Corporation                                          32,864
                             13,941  +SonicWALL, Inc.                                                           66,917
                              5,576  +SpeechWorks International Inc.                                            26,207
                             24,500  +Sybase, Inc.                                                             340,795
                              7,061  +Sykes Enterprises, Incorporated                                           34,528
                              3,600  +Synplicity, Inc.                                                          18,828
                                883  +Syntel, Inc.                                                              13,890
                              8,492  +Systems & Computer Technology Corporation                                 76,428
                              5,500  +Tier Technologies, Inc. (Class B)                                         42,625
                             10,185  +Transaction Systems Architects, Inc. (Class A)                            91,258
                              7,108  +The TriZetto Group, Inc.                                                  42,932
                              8,300  +Tyler Technologies, Inc.                                                  35,275
                              7,700  +Vastera, Inc.                                                             45,969
                              2,100  +Verint Systems Inc.                                                       53,361
                              6,967  +Verity, Inc.                                                              88,202
                             61,000  +Vignette Corporation                                                     126,880
                              5,300  +Vitria Technology, Inc.                                                   30,369
                             12,162  +WatchGuard Technologies, Inc.                                             55,945
                             14,220  +webMethods, Inc.                                                         115,609
                              6,551  +Websense, Inc.                                                           102,589
                             21,200  +Wind River Systems, Inc.                                                  80,772
                              8,146  +Zoran Corporation                                                        156,485
                                                                                                           -----------
                                                                                                            10,506,703
----------------------------------------------------------------------------------------------------------------------
Computer Technology--1.6%    29,500  +Adaptec, Inc.                                                            234,525
                             19,534  +Advanced Digital Information Corporation                                 195,145
                              2,772   Analogic Corporation                                                     135,163
                              4,700  +CompuCom Systems, Inc.                                                    21,244
                              8,254  +Computer Network Technology Corporation                                   66,857
                             17,479  +Concurrent Computer Corporation                                           51,039
                              2,000  +Constellation 3D, Inc.                                                         2
                             17,700  +Cray, Inc.                                                               139,830
                              9,909  +FalconStor Software, Inc.                                                 66,291
                             10,882  +FileNET Corporation                                                      196,310
                             60,500  +Gateway Inc.                                                             220,825
                             27,600  +Handspring, Inc.                                                          31,188
                              7,217  +Hutchinson Technology Incorporated                                       237,367
                             11,866  +InFocus Corporation                                                       56,008
                             13,587  +Intergraph Corp.                                                         292,121
                             46,003  +Interland, Inc.                                                           45,083
                             14,603  +Iomega Corporation                                                       154,792
                             14,374  +Lexar Media, Inc.                                                        137,128
                              3,200  +Overland Storage, Inc.                                                    65,088


                                    24 & 25

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Computer Technology           9,310  +Palm, Inc.                                                            $  151,474
(concluded)                  19,900  +Perot Systems Corporation (Class A)                                      226,064
                             38,800  +Quantum Corporation--DLT & Storage Systems                               157,140
                             12,900  +RSA Security Inc.                                                        138,675
                              4,357  +Radiant Systems, Inc.                                                     29,366
                              6,442  +RadiSys Corporation                                                       85,034
                             30,847  +Safeguard Scientifics, Inc.                                               83,287
                             55,207  +Silicon Graphics, Inc.                                                    62,936
                             37,700  +StorageNetworks, Inc.                                                     52,403
                              3,700  +Synaptics Incorporated                                                    49,802
                             13,609  +UNOVA, Inc.                                                              151,060
                                                                                                            ----------
                                                                                                             3,533,247
----------------------------------------------------------------------------------------------------------------------
Construction--0.2%            4,218  +EMCOR Group, Inc.                                                        208,200
                             10,671   Granite Construction Incorporated                                        204,456
                              1,300  +Modtech Holdings, Inc.                                                    11,947
                                                                                                            ----------
                                                                                                               424,603
----------------------------------------------------------------------------------------------------------------------
Consumer Electronics--0.9%   30,600  +Activision, Inc.                                                         393,822
                             10,067  +Alloy, Inc.                                                               64,932
                              4,453  +Atari, Inc.                                                               19,816
                             32,200  +CNET Networks, Inc.                                                      200,606
                              5,500  +eUniverse, Inc.                                                            2,750
                             36,600  +EarthLink, Inc.                                                          288,774
                              1,100  +Lifeline Systems, Inc.                                                    31,240
                              8,774  +Midway Games Inc.                                                         31,850
                              4,700  +NIC Inc.                                                                  13,724
                              3,700  +NetFlix Inc.                                                              94,535
                             10,800  +Register.com, Inc.                                                        63,287
                             12,025  +THQ Inc.                                                                 216,450
                             12,014  +Take-Two Interactive Software, Inc.                                      340,477
                              7,900  +United Online, Inc.                                                      200,186
                              3,886  +Universal Electronics Inc.                                                49,274
                                                                                                            ----------
                                                                                                             2,011,723
----------------------------------------------------------------------------------------------------------------------
Consumer Products--0.8%      17,000  +American Greetings Corporation (Class A)                                 333,880
                              5,129  +The Boyds Collection, Ltd.                                                24,158
                              1,075   CSS Industries, Inc.                                                      41,441
                              3,900  +Jarden Corp.                                                             107,913
                              7,473   Matthews International Corporation (Class A)                             185,031
                              8,463   The Nautilus Group, Inc.                                                 104,941
                              6,100  +Oakley, Inc.                                                              71,797
                              6,376  +Playtex Products, Inc.                                                    40,934
                              3,200  +RC2 Corporation                                                           54,432
                             10,391   The Topps Company, Inc.                                                   89,259
                              7,198   The Toro Company                                                         286,121
                             15,874   Tupperware Corporation                                                   227,951
                             10,083  +The Yankee Candle Company, Inc.                                          234,127
                                                                                                            ----------
                                                                                                             1,801,985
----------------------------------------------------------------------------------------------------------------------
Containers & Packaging--     46,869  +Crown Holdings, Inc.                                                     334,645
Metal & Glass--0.3%           3,675   Greif Bros. Corporation (Class A)                                         84,525
                              4,871  +Mobile Mini, Inc.                                                         79,543
                              3,200  +Silgan Holdings Inc.                                                     100,096
                                                                                                            ----------
                                                                                                               598,809
----------------------------------------------------------------------------------------------------------------------
Containers & Packaging--      2,200  +EarthShell Corporation                                                       880
Paper & Plastic--0.0%         5,720   Myers Industries, Inc.                                                    54,340
                                                                                                            ----------
                                                                                                                55,220
----------------------------------------------------------------------------------------------------------------------
Contract Drilling--0.0%       7,000  +Petroleum Development Corp.                                               63,840
----------------------------------------------------------------------------------------------------------------------
Copper--0.1%                 10,082  +Mueller Industries, Inc.                                                 273,323
----------------------------------------------------------------------------------------------------------------------
Cosmetics--0.1%                 735  +Del Laboratories, Inc.                                                    17,273
                              3,493  +Elizabeth Arden, Inc.                                                     46,003
                              2,000   Inter Parfums, Inc.                                                       14,800
                             10,426   Nu Skin Enterprises, Inc. (Class A)                                      108,952
                              6,560  +Revlon, Inc. (Class A)                                                    19,680
                                                                                                            ----------
                                                                                                               206,708
----------------------------------------------------------------------------------------------------------------------
Data Processing               2,200  +iPayment Holdings, Inc.                                                   52,448
Services--0.0%
----------------------------------------------------------------------------------------------------------------------
Diversified Financial         4,700  +Euronet Worldwide, Inc.                                                   50,807
Services--0.1%                5,400  +iDine Rewards Network Inc.                                                74,196
                                                                                                            ----------
                                                                                                               125,003
----------------------------------------------------------------------------------------------------------------------
Diversified Materials        11,160   Acuity Brands, Inc.                                                      202,777
& Processing--0.6%            6,516  +Armor Holdings, Inc.                                                      87,314
                              4,657   Barnes Group Inc.                                                        101,336
                              7,355   CLARCOR Inc.                                                             283,535
                              4,700  +Graphic Packaging International Corp.                                     21,197
                              6,562  +Hexcel Corporation                                                        20,998
                             15,514   Olin Corporation                                                         265,289
                              7,745   Tredegar Corporation                                                     116,098
                              8,520   Valhi, Inc.                                                               81,962
                                                                                                            ----------
                                                                                                             1,180,506
----------------------------------------------------------------------------------------------------------------------
Diversified                  12,652  +Thomas & Betts Corporation                                               182,821
Production--0.1%
----------------------------------------------------------------------------------------------------------------------


                                    26 & 27

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Drug & Grocery Store          6,779  +7-Eleven, Inc.                                                        $   71,518
Chains--0.5%                    432  +Arden Group, Inc. (Class A)                                               25,488
                             13,307   Casey's General Stores, Inc.                                             188,161
                              6,428  +Duane Read Inc.                                                           94,813
                              5,931  +The Great Atlantic & Pacific Tea Company, Inc.                            52,193
                              4,664   Ingles Markets, Incorporated (Class A)                                    47,106
                              9,783   Longs Drug Stores Corporation                                            162,398
                              4,177   Nash-Finch Company                                                        69,546
                              9,842  +Pathmark Stores, Inc.                                                     75,291
                              8,269   Ruddick Corporation                                                      129,989
                              2,629  +Smart & Final Inc.                                                        12,172
                              3,300   Weis Markets, Inc.                                                       102,366
                              8,729  +Wild Oats Markets, Inc.                                                   95,146
                                                                                                            ----------
                                                                                                             1,126,187
----------------------------------------------------------------------------------------------------------------------
Drugs &                       4,100  +aaiPharma Inc.                                                            81,508
Pharmaceuticals--2.9%         9,300  +Adolor Corporation                                                       114,111
                             14,600  +Alkermes, Inc.                                                           156,950
                             10,725   Alpharma, Inc. (Class A)                                                 231,660
                              7,824  +Aphton Corporation                                                        64,470
                              9,700  +AtheroGenics, Inc.                                                       144,821
                              6,700  +Atrix Laboratories, Inc.                                                 147,333
                              2,600  +Bentley Pharmaceuticals, Inc.                                             34,190
                             17,448  +BioMarin Pharmaceutical Inc.                                             170,292
                              9,172  +Biopure Corporation                                                       56,041
                              1,810  +Bone Care International, Inc.                                             25,159
                              2,300  +Bradley Pharmaceuticals, Inc.                                             37,950
                              4,472  +CIMA Labs Inc.                                                           120,252
                              8,400  +CV Therapeutics, Inc.                                                    249,144
                              4,900  +Chattem, Inc.                                                             92,120
                              8,904  +Columbia Laboratories, Inc.                                              100,170
                              8,902  +Connetics Corporation                                                    133,263
                              4,100   D & K Healthcare Resources, Inc.                                          66,174
                              5,400  +Durect Corporation                                                        13,014
                              6,015  +Enzo Biochem, Inc.                                                       129,452
                              9,217  +Esperion Therapeutics, Inc.                                              180,561
                              5,900  +First Horizon Pharmaceutical Corporation                                  23,305
                              9,236  +Guilford Pharmaceuticals Inc.                                             41,931
                              9,624  +ILEX Oncology, Inc.                                                      186,802
                             13,027  +ImmunoGen, Inc.                                                           55,625
                              9,100  +Impax Laboratories, Inc.                                                 109,109
                             11,088  +Indevus Pharmaceuticals, Inc.                                             69,189
                             14,289  +Isis Pharmaceuticals, Inc.                                                75,732
                              6,200  +K-V Pharmaceutical Company (Class A)                                     172,360
                              2,666  +Kos Pharmaceuticals, Inc.                                                 62,571
                             11,900  +La Jolla Pharmaceutical Company                                           38,913
                              1,700  +Lannett Company, Inc.                                                     39,848
                             17,816  +Ligand Pharmaceuticals Incorporated (Class B)                            242,119
                              8,002  +MGI Pharma, Inc.                                                         205,091
                             21,800  +Medarex, Inc.                                                            143,662
                             12,027  +The Medicines Company                                                    236,812
                             15,100  +Nektar Therapeutics                                                      139,373
                              3,845  +NeoPharm, Inc.                                                            53,253
                              4,363  +Neose Technologies, Inc.                                                  43,674
                              6,531  +Noven Pharmaceuticals, Inc.                                               66,877
                              8,000  +Onyx Pharmaceuticals, Inc.                                                98,640
                              7,800  +POZEN Inc.                                                                85,644
                             13,217  +PRAECIS Pharmaceuticals Incorporated                                      64,763
                              4,600  +Pain Therapeutics, Inc.                                                   29,716
                              3,400  +Penwest Pharmaceuticals Co.                                               82,858
                             18,815   Perrigo Company                                                          294,267
                             11,100  +Priority Healthcare Corporation (Class B)                                205,905
                              5,600  +Quidel Corporation                                                        34,832
                             10,119  +Regeneron Pharmaceuticals, Inc.                                          159,374
                              4,900  +Salix Pharmaceuticals, Ltd.                                               51,401
                              7,839  +SangStat Medical Corporation                                             102,613
                             10,682  +SuperGen, Inc.                                                            57,683
                             12,495  +Tularik Inc.                                                             124,200
                              5,146  +United Therapeutics Corporation                                          112,080
                              7,500  +VIVUS, Inc.                                                               38,550
                             21,700  +Vertex Pharmaceuticals Incorporated                                      317,471
                                                                                                            ----------
                                                                                                             6,214,878
----------------------------------------------------------------------------------------------------------------------
Education Services--0.3%      2,802  +Bright Horizons Family Solutions, Inc.                                    94,035
                              2,730  +Learning Tree International, Inc.                                         42,670
                              2,500  +The Princeton Review, Inc.                                                14,750
                              2,249  +Renaissance Learning, Inc.                                                49,253
                              3,392   Strayer Education, Inc.                                                  269,494
                             10,528  +Sylvan Learning System, Inc.                                             240,460
                                                                                                            ----------
                                                                                                               710,662
----------------------------------------------------------------------------------------------------------------------
Electrical &                  7,291  +Benchmark Electronics, Inc.                                              224,271
Electronics--0.4%             5,100  +InVision Technologies, Inc.                                              126,735
                              4,700  +OSI Systems, Inc.                                                         75,482
                             11,861  +Plexus Corporation                                                       136,757
                              7,632  +Power Integrations, Inc.                                                 185,610
                              3,400  +TTM Technologies, Inc.                                                    15,946
                              4,307  +Universal Display Corporation                                             38,418
                                                                                                            ----------
                                                                                                               803,219
----------------------------------------------------------------------------------------------------------------------


                                    28 & 29

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Electrical Equipment          4,881   A.O. Smith Corporation                                                $  137,400
& Components--0.7%            8,071   Baldor Electric Company                                                  166,263
                             10,108   CTS Corporation                                                          105,629
                             12,884  +Cable Design Technology                                                   92,121
                              6,718   Cohu, Inc.                                                               104,801
                              1,830   Franklin Electric Co., Inc.                                              101,840
                              9,790   General Cable Corporation                                                 52,866
                              3,573  +The Genlyte Group Incorporated                                           124,948
                              4,760  +Littelfuse Inc.                                                          106,434
                              6,900  +MKS Instruments, Inc.                                                    125,787
                              1,931  +Powell Industries, Inc.                                                   28,270
                             18,500  +Power-One, Inc.                                                          132,275
                             10,661   Technitrol, Inc.                                                         160,448
                              3,979  +Triumph Group, Inc.                                                      112,088
                                                                                                            ----------
                                                                                                             1,551,170
----------------------------------------------------------------------------------------------------------------------
Electrical Products--0.0%    10,700  +Valence Technology, Inc.                                                  31,993
----------------------------------------------------------------------------------------------------------------------
Electrical--Household         5,896  +Applica Incorporated                                                      50,116
Appliance--0.1%               1,350   National Presto Industries, Inc.                                          42,660
                              1,400  +REX Stores Corporation                                                    16,954
                                                                                                            ----------
                                                                                                               109,730
----------------------------------------------------------------------------------------------------------------------
Electronic Components--0.1%   5,600  +Innovex, Inc.                                                             56,560
                              4,600  +Pemstar Inc.                                                              19,274
                             10,100  +Superconductor Technologies Inc.                                          22,523
                                                                                                            ----------
                                                                                                                98,357
----------------------------------------------------------------------------------------------------------------------
Electronic Equipment/         8,800  +ActivCard Corp.                                                           82,720
Instruments--0.1%             2,100  +Fargo Electronics                                                         20,433
                                900  +Metrologic Instruments Inc.                                               29,934
                              1,700  +Stratasys, Inc.                                                           58,786
                                                                                                            ----------
                                                                                                               191,873
----------------------------------------------------------------------------------------------------------------------
Electronics--0.9%             3,986  +II-VI Incorporated                                                        91,997
                             16,412  +Aeroflex Incorporated                                                    127,029
                              8,394  +Avid Technology, Inc.                                                    294,378
                              2,532   BEI Techologies, Inc.                                                     30,384
                              5,299  +Daktronics, Inc.                                                          86,639
                              3,600  +Drexler Technology Corporation                                            55,800
                              4,100  +EMS Technologies, Inc.                                                    54,407
                              9,466  +FLIR Systems, Inc.                                                       285,400
                             20,500  +Kopin Corporation                                                        125,460
                             29,379  +MRV Communications, Inc.                                                  59,052
                              2,400  +Manufacturers' Services Limited                                           11,640
                              9,880   Methode Electronics                                                      106,210
                              5,049   Park Electrochemical Corp.                                               100,728
                              9,863   Pioneer-Standard Electronics, Inc.                                        83,638
                              7,058  +Read-Rite Corporation                                                        459
                              3,304  +Research Frontiers Incorporated                                           46,256
                                200   Richardson Electronics, Ltd.                                               1,620
                             16,300  +Semtech Corporation                                                      232,275
                              1,867  +Supertex, Inc.                                                            34,297
                                                                                                            ----------
                                                                                                             1,827,669
----------------------------------------------------------------------------------------------------------------------
Electronics/Appliances--0.0%  2,900  +Emerson Radio Corporation                                                 19,488
----------------------------------------------------------------------------------------------------------------------
Electronics--Instruments      6,482  +Itron, Inc.                                                              139,752
Gauges & Meters--0.1%         2,701   Keithley Instruments, Inc.                                                39,029
                              4,395  +Zygo Corporation                                                          35,160
                                                                                                            ----------
                                                                                                               213,941
----------------------------------------------------------------------------------------------------------------------
Electronics--                 5,387  +Bruker Daltonics, Inc.                                                    28,713
Medical Systems--0.5%         7,132  +CardioDynamics International Corporation                                  24,320
                              3,470   Datascope Corp.                                                          102,469
                              2,800  +EPIX Medical, Inc.                                                        39,620
                              5,900  +eResearch Technology, Inc.                                               130,744
                              5,472  +Haemonetics Corporation                                                  102,326
                              5,800  +Hologic, Inc.                                                             76,444
                              7,962  +Intuitive Surgical, Inc.                                                  60,352
                              4,451  +Luminex Corporation                                                       22,967
                              4,588  +Possis Medical, Inc.                                                      62,947
                              4,800  +PracticeWorks, Inc.                                                       92,640
                              6,532  +TriPath Imaging, Inc.                                                     44,614
                             12,586  +VISX, Incorporated                                                       218,367
                              3,061  +Zoll Medical Corporation                                                 102,727
                                                                                                            ----------
                                                                                                             1,109,250
----------------------------------------------------------------------------------------------------------------------
Electronics--Semiconductors/  6,816  +Actel Corp.                                                              139,728
Components--2.1%              9,241  +Alliance Semiconductor Corporation                                        44,726
                              5,500  +Artisan Components, Inc.                                                 124,355
                             13,651  +ChipPAC, Inc.                                                            104,703
                             20,500  +Cirrus Logic, Inc.                                                        82,410
                             76,600  +Conexant Systems, Inc.                                                   320,954
                              8,883  +DSP Group, Inc.                                                          191,251
                              9,729  +ESS Technology, Inc.                                                      94,858
                             11,827  +Exar Corporation                                                         187,221
                              1,973  +Excel Technology, Inc.                                                    45,044
                              9,200  +Genesis Microchip Incorporated                                           124,568
                             32,616  +GlobespanVirata, Inc.                                                    269,082


                                    30 & 31

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Electronics--Semiconductors/  3,593  +IXYS Corporation                                                      $   28,636
Components                    8,238  +Integrated Silicon Solution, Inc.                                         57,172
(concluded)                  27,900  +Lattice Semiconductor Corporation                                        229,617
                             15,100  +Micrel, Inc.                                                             157,040
                              9,245  +Microsemi Corporation                                                    147,920
                             11,209  +Microtune, Inc.                                                           35,869
                              5,300  +Monolithic System Technology, Inc.                                        48,018
                              7,800  +ON Semiconductor Corporation                                              21,060
                             15,768  +Oak Technology, Inc.                                                      97,919
                              6,100  +OmniVision Technologies, Inc.                                            190,320
                              4,993  +Pericom Semiconductor Corporation                                         46,435
                              9,564  +Pixelworks, Inc.                                                          56,810
                              4,129  +Planar Systems Inc.                                                       80,763
                             52,700  +RF Micro Devices, Inc.                                                   310,930
                              3,988  +SBS Technologies, Inc.                                                    39,206
                              6,161  +SIPEX Corporation                                                         30,189
                             20,476  +Silicon Image, Inc.                                                      114,256
                             20,858  +Silicon Storage Technology, Inc.                                          87,395
                              1,700  +Siliconix Incorporated                                                    61,370
                             40,733  +Skyworks Solutions, Inc.                                                 275,762
                              5,156  +Three-Five Systems, Inc.                                                  35,576
                             33,700  +Transmeta Corporation                                                     53,920
                             39,336  +TriQuint Semiconductor, Inc.                                             163,638
                              2,500  +Virage Logic Corporation                                                  18,100
                             59,800  +Vitesse Semiconductor Corporation                                        294,216
                              7,000  +White Electronic Designs Corporation                                      74,130
                              5,734  +Xicor, Inc.                                                               35,952
                                                                                                            ----------
                                                                                                             4,521,119
----------------------------------------------------------------------------------------------------------------------
Electronics--Technology--     9,623  +Checkpoint Systems, Inc.                                                 136,165
0.9%                          8,680  +Coherent, Inc.                                                           207,712
                              4,352   Cubic Corporation                                                         96,701
                              6,668  +DRS Technologies, Inc.                                                   186,171
                              5,626   EDO Corporation                                                           99,580
                              4,200  +Herley Industries, Inc.                                                   71,316
                             25,930  +Identix Incorporated                                                     164,656
                              5,656  +Intermagnetics General Corporation                                       112,215
                             24,100  +Kemet Corp.                                                              243,410
                              3,200  +ScanSource, Inc.                                                          85,600
                                600   Sypris Solutions, Inc.                                                     6,198
                             22,200  +The Titan Corporation                                                    228,438
                              9,404  +Trimble Navigation Limited                                               215,634
                                                                                                            ----------
                                                                                                             1,853,796
----------------------------------------------------------------------------------------------------------------------
Energy--0.0%                  4,517  +Pacific Gulf Resources                                                       226
----------------------------------------------------------------------------------------------------------------------
Energy Equipment--0.0%        8,500  +Global Power Equipment Group Inc.                                         39,525
                              4,500  +Plug Power Inc.                                                           21,015
                                                                                                            ----------
                                                                                                                60,540
----------------------------------------------------------------------------------------------------------------------
Energy--Miscellaneous--0.3%  10,026  +FuelCell Energy, Inc.                                                     82,113
                              2,100   Holly Corporation                                                         57,960
                              2,179   Penn Virginia Corporation                                                 93,697
                              4,661  +TETRA Technologies, Inc.                                                 138,199
                             18,665  +Tesoro Petroleum Corporation                                             128,415
                             10,297  +Veritas DGC Inc.                                                         118,416
                                                                                                            ----------
                                                                                                               618,800
----------------------------------------------------------------------------------------------------------------------
Engineering &                 4,100  +KFX Inc.                                                                  15,908
Construction--0.1%            3,500  +Matrix Service Company                                                    60,025
                              3,000  +Perini Corporation                                                        23,850
                              8,300  +Washington Group International, Inc.                                     182,268
                                                                                                            ----------
                                                                                                               282,051
----------------------------------------------------------------------------------------------------------------------
Engineering & Contracting    13,002  +Dycom Industries, Inc.                                                   211,933
Services--0.2%                6,997  +Integrated Electrical Services, Inc.                                      50,728
                             19,700  +Quanta Services, Inc.                                                    139,870
                              4,677  +URS Corporation                                                           91,014
                                                                                                            ----------
                                                                                                               493,545
----------------------------------------------------------------------------------------------------------------------
Entertainment--0.5%           9,200  +AMC Entertainment Inc.                                                   105,248
                             13,400  +Alliance Gaming Corporation                                              253,394
                              6,657  +Boca Resorts, Inc. (Class A)                                              86,541
                                200  +Carmike Cinemas, Inc.                                                      4,544
                              4,240   Dover Motorsports, Inc.                                                   17,384
                              4,755  +Gaylord Entertainment Company                                             93,055
                             15,707  +Hollywood Entertainment Corporation                                      270,160
                              3,072  +LodgeNet Entertainment Corporation                                        33,638
                              7,115  +Movie Gallery, Inc.                                                      131,272
                              3,355   Speedway Motorsports, Inc.                                                89,914
                                                                                                            ----------
                                                                                                             1,085,150
----------------------------------------------------------------------------------------------------------------------
Environmental Services--0.0%  3,600  +Clean Harbors, Inc.                                                       34,308
                                300  +Duratek, Inc.                                                              2,379
                                                                                                            ----------
                                                                                                                36,687
----------------------------------------------------------------------------------------------------------------------
Fertilizers--0.1%            34,300   IMC Global Inc.                                                          230,153
----------------------------------------------------------------------------------------------------------------------
Finance Companies--0.2%       4,300   American Home Mortgage Holdings, Inc.                                     84,194
                              2,849  +Credit Acceptance Corporation                                             28,746
                              8,000  +Saxon Capital, Inc.                                                      139,040
                              5,700  +World Acceptance Corporation                                              92,796
                                                                                                            ----------
                                                                                                               344,776
----------------------------------------------------------------------------------------------------------------------


                                    32 & 33

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Finance--Rental/Leasing--     3,500  +Accredited Home Lenders Holding Company                               $   67,235
0.1%                          1,700   Medallion Financial Corp.                                                 11,849
                              2,500  +United Panam Financial Corp                                               30,875
                                                                                                            ----------
                                                                                                               109,959
----------------------------------------------------------------------------------------------------------------------
Financial                     1,000   Sanders Morris Harris Group Inc.                                           9,140
Conglomerates--0.0%
----------------------------------------------------------------------------------------------------------------------
Financial Data Processing    10,300  +Advent Software, Inc.                                                    176,336
Services & Systems--0.8%      3,506  +CCC Information Services Group Inc.                                       50,837
                              3,289  +CompuCredit Corporation                                                   39,961
                              8,630  +Digital Insight Corporation                                              164,402
                             13,788  +eFunds Corporation                                                       158,976
                              7,323  +eSPEED, Inc. (Class A)                                                   144,702
                              7,600  +Hypercom Corporation                                                      31,540
                              6,743  +The InterCept Group, Inc.                                                 56,371
                              8,182   John H. Harland Company                                                  214,041
                              5,866  +Kronos, Inc.                                                             298,051
                             10,264   NDCHealth Corporation                                                    188,344
                              1,100  +National Processing, Inc.                                                 17,688
                             11,513  +PRG-Schultz International, Inc.                                           67,927
                             31,200  +Portal Software, Inc.                                                     62,400
                                                                                                            ----------
                                                                                                             1,671,576
----------------------------------------------------------------------------------------------------------------------
Financial Information        32,400  +HomeStore.com, Inc.                                                       57,348
Services--0.1%               20,522  +S1 Corporation                                                            82,909
                                400   Value Line, Inc.                                                          19,644
                                                                                                            ----------
                                                                                                               159,901
----------------------------------------------------------------------------------------------------------------------
Financial--Miscellaneous--    5,000   Advanta Corp. (Class B)                                                   50,300
0.8%                          4,359  +BARRA, Inc.                                                              155,616
                              5,419   Cash America International, Inc.                                          71,639
                              2,300  +Federal Agricultural Mortgage Corporation                                 51,405
                              3,467  +Financial Federal Corporation                                             84,595
                              5,499   LandAmerica Financial Group, Inc.                                        261,203
                              4,400  +LendingTree, Inc.                                                        107,712
                             10,300   Metris Companies Inc.                                                     57,165
                              5,900   New Century Financial Corporation                                        257,535
                             11,536  +Sotheby's Holdings, Inc. (Class A)                                        85,828
                              2,328   Sterling Bancorp                                                          64,928
                              4,322  +Stewart Information Services Corporation                                 120,368
                              2,276  +Triad Guaranty Inc.                                                       86,374
                              2,947  +WFS Financial Inc.                                                        98,754
                              2,291   WSFS Financial Corporation                                                87,974
                                                                                                            ----------
                                                                                                             1,641,396
----------------------------------------------------------------------------------------------------------------------
Financial Publishing/           400  +MarketWatch.com, Inc.                                                      3,344
Services--0.0%                5,700  +TheStreet.com, Inc.                                                       26,847
                              6,300  +Tradestation Group Inc.                                                   64,197
                                                                                                            ----------
                                                                                                                94,388
----------------------------------------------------------------------------------------------------------------------
Food Retail--0.0%               700  +The Pantry, Inc.                                                           5,523
                                300  +The Penn Traffic Company                                                      45
                                                                                                            ----------
                                                                                                                 5,568
----------------------------------------------------------------------------------------------------------------------
Food--Specialty/Candy--0.0%   2,500  +John B. Sanfilippo & Son Inc.                                             40,800
                                600  +M & F Worldwide Corp.                                                      4,320
                                                                                                            ----------
                                                                                                                45,120
----------------------------------------------------------------------------------------------------------------------
Foods--1.0%                   4,434  +American Italian Pasta Company (Class A)                                 184,676
                                300  +Aurora Food Inc.                                                             105
                              9,300  +Chiquita Brands International, Inc.                                      134,850
                              9,557   Flowers Foods, Inc.                                                      188,836
                              7,557  +Hain Celestial Group, Inc.                                               120,836
                              2,800  +Horizon Organic Holding Corporation                                       66,724
                              5,144  +International Multifoods                                                 117,849
                             12,828   Interstate Bakeries Corporation                                          162,916
                              1,800  +J & J Snack Foods Corp.                                                   56,934
                              7,300   Lance, Inc.                                                               66,649
                              1,063  +Maui Land & Pineapple Company, Inc.                                       23,896
                             16,014  +NBTY Inc.                                                                337,255
                              2,600   Natures Sunshine Products, Inc.                                           20,826
                              2,969   Pilgrim's Pride Corporation                                               28,710
                              8,495  +Ralcorp Holdings, Inc.                                                   212,035
                              1,787   Riviana Foods Inc.                                                        48,088
                              1,500   Sanderson Farms, Inc.                                                     42,150
                                 12   Seaboard Corporation                                                       2,484
                             12,657   Sensient Technologies Corporation                                        290,984
                                                                                                            ----------
                                                                                                             2,106,803
----------------------------------------------------------------------------------------------------------------------
Forest Products--0.4%         3,109   Deltic Timber Corporation                                                 88,451
                             15,121   Longview Fibre Company                                                   123,992
                             32,709  +Louisiana-Pacific Corporation                                            354,566
                              4,644   Pope & Talbot, Inc.                                                       51,316
                              7,797   Potlatch Corporation                                                     200,773
                              4,134   Universal Forest Products, Inc.                                           86,566
                                                                                                            ----------
                                                                                                               905,664
----------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing         3,300   Ennis Business Forms, Inc.                                                48,015
Services--0.1%                2,607   New England Business Services, Inc.                                       78,210
                              3,945   The Standard Register Company                                             65,014
                                                                                                            ----------
                                                                                                               191,239
----------------------------------------------------------------------------------------------------------------------


                                    34 & 35

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Funeral Parlors &             9,400  +Alderwoods Group, Inc.                                                $   51,324
Cemeteries--0.1%             26,424  +Stewart Enterprises, Inc. (Class A)                                      113,623
                                                                                                            ----------
                                                                                                               164,947
----------------------------------------------------------------------------------------------------------------------
Gas Distributors--0.0%        2,600   Chesapeake Utilities Corporation                                          58,760
----------------------------------------------------------------------------------------------------------------------
Glass--0.0%                   8,700   Apogee Enterprises, Inc.                                                  78,474
----------------------------------------------------------------------------------------------------------------------
Gold--0.1%                    5,500   Royal Gold, Inc.                                                         118,195
----------------------------------------------------------------------------------------------------------------------
Health Care Facilities--0.5%  4,350  +American Healthways, Inc.                                                157,122
                             26,926  +Beverly Enterprises, Inc.                                                 94,241
                              7,100  +Genesis Health Ventures, Inc.                                            125,315
                              4,300  +Kindred Healthcare, Inc.                                                  76,712
                             11,800  +LifePoint Hospitals, Inc.                                                249,098
                              1,900  +National Healthcare Corporation                                           37,392
                              1,824  +Specialty Laboratories, Inc.                                              18,696
                              5,237  +Sunrise Assisted Living, Inc.                                            117,204
                              4,900  +United Surgical Partners International, Inc.                             110,691
                                                                                                            ----------
                                                                                                               986,471
----------------------------------------------------------------------------------------------------------------------
Health Care Management        5,500  +AMERIGROUP Corporation                                                   204,600
Services--1.1%                6,741  +Allscripts Healthcare Solutions, Inc.                                     24,739
                              2,600  +American Medical Security Group, Inc.                                     49,660
                              5,900  +AmSurg Corp.                                                             179,950
                              3,400  +Centene Corporation                                                      132,260
                              8,400  +Cerner Corporation                                                       191,520
                              5,900  +Cobalt Corporation                                                       121,245
                              1,500   Computer Programs and Systems, Inc.                                       30,015
                              1,257  +CorVel Corporation                                                        45,252
                              6,207  +DVI, Inc.                                                                 28,987
                             10,031  +Eclipsys Corporation                                                     104,724
                             14,497   Hooper Holmes, Inc.                                                       93,361
                              8,500  +MIM Corporation                                                           55,505
                              2,196  +MedQuist Inc.                                                             44,447
                              3,000  +Omnicell, Inc.                                                            30,720
                             13,200  +Orthodontic Centers of America, Inc.                                     105,732
                              7,000  +Pediatrix Medical Group, Inc.                                            249,550
                              8,698  +Per-Se Technologies, Inc.                                                 97,679
                              6,000  +Select Medical Corporation                                               148,980
                              6,926  +Sierra Health Services, Inc.                                             138,520
                             22,623  +US Oncology, Inc.                                                        167,184
                             11,100  +VitalWorks Inc.                                                           43,845
                                                                                                            ----------
                                                                                                             2,288,475
----------------------------------------------------------------------------------------------------------------------
Health Care Services--0.5%   13,500  +Accredo Health, Incorporated                                             292,275
                              2,300  +Alliance Imaging, Inc.                                                    10,120
                              1,652  +Dynacq International, Inc.                                                27,754
                              9,590  +Gentiva Health Services, Inc.                                             86,310
                              2,600  +Healthcare Services Group, Inc.                                           36,738
                              4,927  +IDX Systems Corporation                                                   76,467
                              5,298  +IMPATH Inc.                                                               74,914
                              3,100  +LabOne, Inc.                                                              66,836
                              3,600  +Matria Healthcare, Inc.                                                   63,540
                              6,000  +Odyssey Healthcare, Inc.                                                 222,000
                             13,136  +Province Healthcare Company                                              145,416
                                                                                                            ----------
                                                                                                             1,102,370
----------------------------------------------------------------------------------------------------------------------
Home Furnishings--0.0%          300   Hooker Furniture Corporation                                               7,419
                              5,300  +Select Comfort Corporation                                                87,132
                                                                                                            ----------
                                                                                                                94,551
----------------------------------------------------------------------------------------------------------------------
Homebuilding--0.5%            4,117  +Beazer Homes USA, Inc.                                                   343,770
                              3,300   Brookfield Homes Corporation                                              50,886
                              1,900  +Dominion Homes, Inc.                                                      45,315
                              3,600   M/I Schottenstein Homes, Inc.                                            153,648
                              2,200  +Meritage Corporation                                                     108,372
                              9,530   Standard Pacific Corp.                                                   316,015
                                700  +Technical Olympic USA, Inc.                                               16,541
                                700  +William Lyon Homes, Inc.                                                  22,295
                                                                                                            ----------
                                                                                                             1,056,842
----------------------------------------------------------------------------------------------------------------------
Hotel/Motel--0.3%             5,779  +Choice Hotels International, Inc.                                        157,824
                             19,500  +Extended Stay America, Inc.                                              263,055
                              5,079   Marcus Corporation                                                        75,931
                             13,090  +Prime Hospitality Corp.                                                   87,834
                              1,000  +Wyndham International, Inc.                                                  440
                                                                                                            ----------
                                                                                                               585,084
----------------------------------------------------------------------------------------------------------------------
Household Furnishings--0.0%   1,600   American Woodmark Corporation                                             74,496
                              2,400   Bassett Furniture Industries, Incorporated                                31,872
                              9,900  +The Bombay Company, Inc.                                                 105,237
                              2,300  +Department 56, Inc.                                                       35,259
                              4,636   Haverty Furniture Companies, Inc.                                         81,130
                              4,588   Libbey, Inc.                                                             104,148
                              6,664   Oneida Ltd.                                                               44,982
                              1,400   Stanley Furniture Company, Inc.                                           38,374
                                                                                                            ----------
                                                                                                               515,498
----------------------------------------------------------------------------------------------------------------------
Household/Personal            1,600  +USANA Health Sciences, Inc.                                               70,720
Care--0.0%
----------------------------------------------------------------------------------------------------------------------


                                    36 & 37

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Identification Control &      5,112  +Advanced Energy Industries, Inc.                                      $   72,846
Filter Devices--1.0%         11,367  +Artesyn Technologies, Inc.                                                63,769
                             11,341  +ASystemsTechnologies, Inc.                                                75,871
                              5,994   C&D Technologies, Inc.                                                    86,074
                              4,431  +CUNO Incorporated                                                        160,048
                              3,966  +ESCO Technologies Inc.                                                   174,504
                             12,900  +Flowserve Corporation                                                    253,743
                              1,400   The Gorman-Rupp Company                                                   33,600
                              8,181   IDEX Corporation                                                         296,479
                              1,742   Mine Safety Appliances Company                                            75,986
                              9,682  +Paxar Corporation                                                        106,502
                              3,212   Robbins & Myers, Inc.                                                     59,422
                              8,321   Roper Industries, Inc.                                                   309,541
                              6,727  +Veeco Instruments Inc.                                                   114,561
                              5,696  +Vicor Corporation                                                         54,682
                              4,336   Watts Industries, Inc. (Class A)                                          77,398
                              5,917   X-Rite, Incorporated                                                      58,637
                                                                                                            ----------
                                                                                                             2,073,663
----------------------------------------------------------------------------------------------------------------------
Industrial Machinery--0.1%    4,300  +Enpro Industries Inc.                                                     45,967
                              4,300  +Rofin-Sinar Technologies, Inc.                                            60,759
                                                                                                            ----------
                                                                                                               106,726
----------------------------------------------------------------------------------------------------------------------
Industrial Specialties--0.0%  2,900  +Ceradyne Inc.                                                             53,940
----------------------------------------------------------------------------------------------------------------------
Information Technology        9,100  +Epicor Software Corporation                                               54,509
Services--0.2%                1,100  +MTC Technologies, Inc.                                                    25,850
                              1,700  +QAD Inc.                                                                  12,614
                              7,100  +Veridian Corporation                                                     247,719
                                                                                                            ----------
                                                                                                               340,692
----------------------------------------------------------------------------------------------------------------------
Insurance Brokers/            5,000  +U.S.I. Holdings Corporation                                               58,500
Services--0.0%
----------------------------------------------------------------------------------------------------------------------
Insurance--Life--0.6%        12,300   AmerUs Group Co.                                                         346,737
                              6,155  +Citizens, Inc.                                                            44,747
                              4,680   Delphi Financial Group, Inc. (Class A)                                   219,024
                              3,800   Financial Industries Corporation                                          56,012
                              2,133   Great American Financial Resources, Inc.                                  27,964
                              1,042   Kansas City Life Insurance Company                                        43,868
                                662  +National Western Life Insurance Company (Class A)                         73,105
                             25,900   The Phoenix Companies, Inc.                                              233,877
                              7,293   Presidential Life Corporation                                            102,904
                              6,800  +Universal American Financial Corp.                                        43,316
                                                                                                            ----------
                                                                                                             1,191,554
----------------------------------------------------------------------------------------------------------------------
Insurance--Multiline--0.6%    9,940   Alfa Corporation                                                         126,337
                             14,600  +Allmerica Financial Corporation                                          262,654
                              3,086   CNA Surety Corporation                                                    30,397
                              6,309   Crawford & Company (Class B)                                              30,977
                                100   EMC Insurance Group, Inc.                                                  1,853
                              2,425   FBL Financial Group, Inc. (Class A)                                       48,864
                              3,300  +HealthExtras, Inc.                                                        25,806
                              8,906   Hilb, Rogal and Hamilton Company                                         303,160
                             11,568   Horace Mann Educators Corporation                                        186,592
                              1,000   Independence Holding Company                                              21,110
                              3,297  +PICO Holdings, Inc.                                                       42,861
                             10,939  +UICI                                                                     164,851
                              3,337   Zenith National Insurance Corp.                                           95,105
                                                                                                            ----------
                                                                                                             1,340,567
----------------------------------------------------------------------------------------------------------------------
Insurance--Property/          6,800   21st Century Insurance Group                                              97,240
Casualty--1.1%                2,571  +American Physicians Capital, Inc.                                         62,347
                              6,166   Argonaut Group, Inc.                                                      76,027
                              2,432   Baldwin & Lyons, Inc. (Class B)                                           57,760
                              6,645   The Commerce Group, Inc.                                                 240,549
                             17,961   Fremont General Corporation                                              246,066
                              8,262   Harleysville Group Inc.                                                  190,191
                              1,858   The Midland Company                                                       41,266
                              1,400   NYMAGIC, Inc.                                                             28,364
                              1,200  +The Navigators Group, Inc.                                                35,784
                             18,015  +Ohio Casualty Corporation                                                237,438
                              8,006   PMA Capital Corporation (Class A)                                        100,635
                              4,556  +Philadelphia Consolidated Holding Corp.                                  184,062
                              7,023  +ProAssurance Corporation                                                 189,551
                              4,654   RLI Corp.                                                                153,117
                              8,811   Selective Insurance Group, Inc.                                          220,716
                              2,812   State Auto Financial Corporation                                          63,129
                              1,500   United Fire & Casualty Company                                            48,735
                                                                                                            ----------
                                                                                                             2,272,977
----------------------------------------------------------------------------------------------------------------------
Internet--0.0%                4,300  +USinternetworking, Inc.                                                       --
----------------------------------------------------------------------------------------------------------------------
Internet Retail--0.0%           100  +FTD, Inc. (Class A)                                                        2,024
----------------------------------------------------------------------------------------------------------------------
Internet Software/            9,300  +Ask Jeeves, Inc.                                                         126,945
Services--0.4%                5,700  +BroadVision, Inc.                                                         31,635
                            100,000  +CMGI Inc.                                                                151,000
                              4,600  +Ecollege.Com                                                              52,256
                              6,700  +InfoSpace, Inc.                                                           91,656
                              4,100  +Kana Software, Inc.                                                       12,464
                              8,800  +Lionbridge Technologies Inc.                                              44,792
                              3,100  +MicroStrategy Incorporated (Class A)                                     113,522
                             11,500  +Opsware, Inc.                                                             46,115
                              4,600  +Sohu Com Inc.                                                            156,400
                              2,900  +Stellent, Inc.                                                            15,660
                              9,300  +Support.com, Inc.                                                         60,264
                                                                                                            ----------
                                                                                                               902,709
----------------------------------------------------------------------------------------------------------------------


                                    38 & 39

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Investment Banks/             3,600  +First Albany Companies Inc.                                           $   43,452
Brokers--0.0%
----------------------------------------------------------------------------------------------------------------------
Investment Management         6,600  +Affiliated Managers Group, Inc.                                          402,270
Companies--0.3%               1,996  +Gabelli Asset Management Inc. (Class A)                                   72,056
                              1,500   Gladstone Capital Corporation                                             30,945
                              6,700   MCG Capital Corporation                                                   97,150
                                                                                                            ----------
                                                                                                               602,421
----------------------------------------------------------------------------------------------------------------------
Jewelry Watches &             7,355  +Fossil, Inc.                                                             173,284
Gemstones--0.1%               6,400   Friedman's Inc. (Class A)                                                 72,768
                              1,700   Movado Group, Inc.                                                        36,975
                                                                                                            ----------
                                                                                                               283,027
----------------------------------------------------------------------------------------------------------------------
Leisure Time--0.6%            4,700   Action Performance Companies, Inc.                                        89,300
                              8,841  +Bally Total Fitness Holding Corporation                                   79,834
                             17,800   Callaway Golf Company                                                    235,316
                              8,300  +K2 Inc.                                                                  101,675
                              9,978  +Penn National Gaming, Inc.                                               205,048
                              5,673  +SCP Pool Corporation                                                     195,151
                             25,100  +Six Flags, Inc.                                                          170,178
                              2,600  +Steinway Musical Instruments, Inc.                                        40,040
                              6,278   Sturm, Ruger & Company, Inc.                                              62,780
                              4,256  +Vail Resorts, Inc.                                                        57,328
                              4,300  +West Marine, Inc.                                                         75,293
                                                                                                            ----------
                                                                                                             1,311,943
----------------------------------------------------------------------------------------------------------------------
Machine Tools--0.1%           9,092   Lincoln Electric Holdings, Inc.                                          185,568
----------------------------------------------------------------------------------------------------------------------
Machinery &                   6,107   Applied Industrial Technologies, Inc.                                    128,858
Engineering--0.1%
----------------------------------------------------------------------------------------------------------------------
Machinery--                     500   Alamo Group Inc.                                                           6,110
Agricultural--0.0%            3,513   Lindsay Manufacturing Co.                                                 81,572
                                                                                                            ----------
                                                                                                                87,682
----------------------------------------------------------------------------------------------------------------------
Machinery--Construction       4,717  +Astec Industries, Inc.                                                    41,132
& Handling--0.3%              7,811   The Manitowoc Co., Inc.                                                  174,185
                              1,387   NACCO Industries, Inc. (Class A)                                          81,750
                              9,424   Stewart & Stevenson Services, Inc.                                       148,428
                             12,743  +Terex Corporation                                                        248,743
                                                                                                            ----------
                                                                                                               694,238
----------------------------------------------------------------------------------------------------------------------
Machinery--Engines--0.1%      6,059   Briggs & Stratton Corporation                                            305,980
----------------------------------------------------------------------------------------------------------------------
Machinery--Industrial/        3,100  +Actuant Corporation (Class A)                                            146,692
Specialty--0.7%               3,757  +Gardner Denver Inc.                                                       76,868
                             14,100  +Joy Global Inc.                                                          208,257
                              2,570  +Kadant Inc.                                                               48,188
                              9,903   Kennametal Inc.                                                          335,118
                              8,672   Milacron Inc.                                                             42,406
                              6,710   Nordson Corporation                                                      160,034
                             19,786  +SureBeam Corporation (Class A)                                            52,433
                              5,328   Tecumseh Products Company (Class A)                                      204,116
                              2,637   Tennant Company                                                           96,910
                              2,799   Thomas Industries Inc.                                                    75,713
                              2,593   Woodward Governor Company                                                111,499
                                                                                                            ----------
                                                                                                             1,558,234
----------------------------------------------------------------------------------------------------------------------
Machinery--Oil Well           2,468   CARBO Ceramics Inc.                                                       91,933
Equipment & Service--0.9%    11,337  +Cal Dive International, Inc.                                             247,147
                              1,688  +Dril-Quip, Inc.                                                           30,722
                             24,300  +Global Industries, Ltd.                                                  117,126
                              1,917  +Gulf Island Fabrication, Inc.                                             32,436
                             13,900  +Hanover Compressor Company                                               157,070
                             10,685  +Horizon Offshore, Inc.                                                    53,211
                              4,100  +Hydril Company                                                           111,725
                             13,046  +Input/Output, Inc.                                                        70,187
                              2,600   Lufkin Industries, Inc.                                                   63,310
                             21,420  +Newpark Resources, Inc.                                                  117,382
                              6,704  +Oceaneering International, Inc.                                          171,287
                              5,700  +Oil States International, Inc.                                            68,970
                             29,181  +Parker Drilling Company                                                   84,917
                              3,200   RPC, Inc.                                                                 35,200
                              5,008  +SEACOR SMIT Inc.                                                         182,742
                             12,005  +Superior Energy Services, Inc.                                           113,807
                              4,726  +Universal Compression Holdings, Inc.                                      98,584
                              7,657  +W-H Energy Services, Inc.                                                149,158
                                                                                                            ----------
                                                                                                             1,996,914
----------------------------------------------------------------------------------------------------------------------
Machinery--Specialty--0.2%    3,100  +Applied Films Corporation                                                 80,228
                              1,800   Cascade Corporation                                                       31,320
                              3,950   Engineered Support Systems, Inc.                                         165,308
                              7,861   Helix Technology Corporation                                             104,001
                             10,698   JLG Industries, Inc.                                                      72,746
                              3,441  +Semitool, Inc.                                                            16,964
                                                                                                            ----------
                                                                                                               470,567
----------------------------------------------------------------------------------------------------------------------
Major Banks--0.1%               600  +CNB Financial Corporation                                                 26,664
                                400   Exchange National Bancshares, Inc.                                        22,388
                              1,100  +Greene County Bancshares Inc.                                             23,265
                              2,200  +Heartland Financial USA Inc.                                              70,400
                                500   National Bankshares Inc.                                                  19,775
                                900   Shore Bancshares Inc.                                                     27,675
                                100   Sierra Bancorp                                                             1,411
                                300  +Virginia Commerce Bancorp, Inc.                                            5,865
                              1,600  +Western Sierra Bancorp                                                    52,464
                              1,000   Yadkin Valley Bank & Trust Company                                        16,080
                                                                                                            ----------
                                                                                                               265,987
----------------------------------------------------------------------------------------------------------------------


                                    40 & 41

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Major                        15,100  +Primus Telecommunications Group, Incorporated                         $   77,614
Telecommunications--0.0%
----------------------------------------------------------------------------------------------------------------------
Manufactured Housing--0.1%   15,427  +Champion Enterprises, Inc.                                                79,912
                              4,005  +Palm Harbor Homes, Inc.                                                   75,855
                              1,401   Skyline Corporation                                                       42,030
                                                                                                            ----------
                                                                                                               197,797
----------------------------------------------------------------------------------------------------------------------
Manufacturing--0.2%          14,159   Federal Signal Corporation                                               248,774
                              8,964  +Rayovac Corporation                                                      116,084
                              3,231   Standex International Corporation                                         67,851
                                                                                                            ----------
                                                                                                               432,709
----------------------------------------------------------------------------------------------------------------------
Marine Shipping--0.0%           600   Maritrans Inc.                                                             8,790
                              1,700  +Seabulk International, Inc.                                               14,824
                                                                                                            ----------
                                                                                                                23,614
----------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments  4,000  +ALARIS Medical, Inc.                                                      51,800
& Supplies--3.0%              9,800  +Advanced Medical Optics, Inc.                                            167,090
                              3,300  +Advanced Neuromodulation Systems, Inc.                                   170,841
                             12,100  +Align Technology, Inc.                                                   151,855
                              6,500  +American Medical Systems Holdings, Inc.                                  109,655
                              2,954   Arrow International, Inc.                                                130,419
                              3,349  +Biosite Diagnostics Incorporated                                         161,087
                              8,528  +CONMED Corporation                                                       155,721
                                900  +Cantel Medical Corp.                                                      12,078
                             15,200  +Cardiac Science, Inc.                                                     40,736
                             10,900  +Cepheid, Inc.                                                             53,846
                              5,825  +Cerus Corporation                                                         43,862
                              2,900  +Cholestech Corporation                                                    28,623
                              1,513  +Closure Medical Corporation                                               28,565
                              5,100  +Conceptus, Inc.                                                           71,655
                              9,184   Cooper Companies, Inc.                                                   319,328
                              6,028  +CryoLife, Inc.                                                            62,390
                              6,469  +Cyberonics, Inc.                                                         139,148
                             31,900  +Cytyc Corporation                                                        336,545
                                600  +DJ Orthopedics Incorporated                                                6,576
                              5,500   Diagnostic Products Corporation                                          225,775
                              3,750  +ICU Medical, Inc.                                                        116,813
                              5,276  +IGEN International, Inc.                                                 165,666
                              5,627  +INAMED Corporation                                                       302,114
                              3,500  +Immucor, Inc.                                                             76,265
                              7,722   Invacare Corp.                                                           254,826
                              2,340  +Inverness Medical Innovations, Inc.                                       45,162
                              4,200  +Kyphon Inc.                                                               63,504
                              1,778   Landauer, Inc.                                                            74,374
                             12,144   Mentor Corporation                                                       235,351
                              4,600  +Merit Medical Systems, Inc.                                               91,908
                              4,437  +Molecular Devices Corporation                                             70,593
                              5,914  +Ocular Sciences, Inc.                                                    117,393
                              9,459  +OraSure Technologies, Inc.                                                70,564
                             12,800  +OrthoLogic Corp.                                                          58,752
                              9,298   Owens & Minor, Inc.                                                      207,810
                             23,073  +PSS World Medical, Inc.                                                  132,670
                              3,057   PolyMedica Corporation                                                   139,980
                              6,300  +Sola International Inc.                                                  109,620
                              4,915  +SonoSite, Inc.                                                            98,054
                              4,663  +SurModics, Inc.                                                          142,222
                             10,300  +Sybron Dental Specialties, Inc.                                          243,080
                             12,129  +Techne Corporation                                                       367,994
                              6,932  +Theragenics Corporation                                                   29,808
                              7,100  +Therasense, Inc.                                                          71,000
                             13,547  +Thoratec Laboratories Corporation                                        201,850
                              2,980  +Ventana Medical Systems, Inc.                                             80,996
                              6,800  +Viasys Healthcare Inc.                                                   140,760
                              2,424   Vital Signs, Inc.                                                         62,927
                              3,638   West Pharmaceutical Services, Inc.                                        89,131
                              4,700  +Wright Medical Group, Inc.                                                89,300
                                600  +Young Innovations, Inc.                                                   17,100
                                                                                                            ----------
                                                                                                             6,435,182
----------------------------------------------------------------------------------------------------------------------
Medical Services--0.4%       18,391  +Covance Inc.                                                             332,877
                              4,100  +Curative Health Services, Inc.                                            69,700
                              4,800  +Hanger Orthopedic Group, Inc.                                             54,960
                              5,181  +Option Care, Inc.                                                         59,737
                              8,097  +PAREXEL International Corporation                                        112,952
                              5,795  +RehabCare Group, Inc.                                                     84,897
                              3,550  +U.S. Physical Therapy, Inc.                                               45,369
                              7,900  +VCA Antech, Inc.                                                         154,603
                                                                                                            ----------
                                                                                                               915,095
----------------------------------------------------------------------------------------------------------------------
Medical Specialties--0.5%     1,100  +Aspect Medical Systems, Inc.                                               8,118
                              6,600  +Biolase Technology Inc.                                                   71,214
                              6,400  +CTI Molecular Imaging, Inc.                                              119,360
                              3,600  +Candela Corporation                                                       41,688
                             10,900  +Dade Behring Holdings Inc.                                               246,449
                                900  +Exactech Inc.                                                             13,041
                              3,100  +I-STAT Corporation                                                        27,342
                              5,000  +Laserscope                                                                39,950
                              3,600  +Medical Action Industries Inc.                                            58,536


                                    42 & 43

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Medical Specialties           4,600   Meridian Bioscience, Inc.                                             $   43,148
(concluded)                   3,000  +Novoste Corporation                                                       18,030
                              5,500  +Osteotech, Inc.                                                           74,745
                                500  +Retractable Technologies Inc.                                              4,245
                              6,100  +STAAR Surgical Company                                                    70,577
                             17,467  +Savient Pharmaceuticals Inc.                                              81,047
                              3,200  +Synovis Life Technologies, Inc.                                           62,400
                                                                                                            ----------
                                                                                                               979,890
----------------------------------------------------------------------------------------------------------------------
Metal Fabricating--0.7%       2,400   CIRCOR International, Inc.                                                42,792
                              7,378   Commercial Metals Company                                                131,255
                              2,500  +Encore Wire Corporation                                                   23,750
                              9,226   Kaydon Corp.                                                             191,901
                              7,958  +Lone Star Technology                                                     168,550
                              4,000   Material Sciences Corporation                                             38,800
                             12,363  +Maverick Tube Corporation                                                236,751
                              5,065   NN, Inc.                                                                  64,123
                              3,855  +NS Group, Inc.                                                            37,586
                              2,256   Penn Engineering & Manufacturing Corp.                                    30,794
                              4,805   Quanex Corporation                                                       142,805
                              4,513  +RTI International Metals, Inc.                                            48,876
                              6,947   Reliance Steel & Aluminum Co.                                            143,803
                              4,893   Ryerson Tull, Inc.                                                        42,960
                              2,444  +SPS Technologies, Inc.                                                    66,086
                              9,900  +The Shaw Group Inc.                                                      119,295
                              3,658   Valmont Industries, Inc.                                                  71,185
                                                                                                            ----------
                                                                                                             1,601,312
----------------------------------------------------------------------------------------------------------------------
Metals & Minerals             4,473   AMCOL International Corporation                                           35,784
Miscellaneous--0.3%           5,711  +Brush Engineered Materials Inc.                                           47,687
                              3,659  +Cleveland-Cliffs Inc.                                                     65,313
                             15,144  +GrafTech International Ltd.                                               82,535
                             34,600  +Hecla Mining Company                                                     146,358
                              4,700  +Liquidmetal Technologies                                                  24,111
                              5,553   Minerals Technologies, Inc.                                              270,209
                             11,317  +Stillwater Mining Company                                                 58,169
                                                                                                            ----------
                                                                                                               730,166
----------------------------------------------------------------------------------------------------------------------
Milling--Fruit &             10,689   Corn Products International, Inc.                                        320,991
Grain Processing--0.2%
----------------------------------------------------------------------------------------------------------------------
Miscellaneous--0.0%             300  +Enstar Group Inc.                                                         11,895
----------------------------------------------------------------------------------------------------------------------
Miscellaneous Commercial      7,900  +Concur Technologies, Inc.                                                 79,553
Services--0.2%                6,700  +DigitalThink, Inc.                                                        21,909
                              5,300   Gevity HR, Inc.                                                           62,646
                              3,800  +Portfolio Recovery Associates, Inc.                                      119,358
                              4,700  +SM&A                                                                      53,110
                              9,400  +Saflink Corporation                                                       59,596
                              5,500  +The Source Information Management Company                                 41,745
                                                                                                            ----------
                                                                                                               437,917
----------------------------------------------------------------------------------------------------------------------
Miscellaneous                 2,100   BHA Group Holdings, Inc.                                                  41,916
Manufacturing--0.1%             400  +Gundle/SLT Environmental, Inc.                                             5,448
                              2,900   Raven Industries Inc.                                                     58,203
                                900   United Capital Corp.                                                      31,320
                                                                                                            ----------
                                                                                                               136,887
----------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials       2,800  +Lydall, Inc.                                                              29,960
& Commodities--0.2%           6,879  +Symyx Technologies                                                       112,265
                              5,689   WD-40 Company                                                            162,421
                                                                                                            ----------
                                                                                                               304,646
----------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials       7,838  +Insituform Technologies, Inc. (Class A)                                  138,576
& Processing--0.2%            4,555  +Rogers Corporation                                                       151,682
                             22,859   USEC Inc.                                                                160,470
                                                                                                            ----------
                                                                                                               450,728
----------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies--0.4%  9,500  +FMC Corporation                                                          214,985
                              9,271   GenCorp Inc.                                                              82,419
                             24,450  +Jacuzzi Brands, Inc.                                                     129,341
                              6,494   Kaman Corp. (Class A)                                                     75,915
                              1,065  +Sequa Corporation (Class A)                                               36,530
                             10,050   Trinity Industries, Inc.                                                 186,026
                              7,402   Walter Industries, Inc.                                                   86,974
                                                                                                            ----------
                                                                                                               812,190
----------------------------------------------------------------------------------------------------------------------
Office Furniture &              900  +General Binding Corporation                                               10,800
Business Equipment--0.2%      4,624  +Imagistics International Inc.                                            119,299
                              7,974   Kimball International (Class B)                                          124,394
                             11,340  +Presstek, Inc.                                                            70,648
                                                                                                            ----------
                                                                                                               325,141
----------------------------------------------------------------------------------------------------------------------
Offshore Drilling--0.0%       2,327  +Atwood Oceanics, Inc.                                                     63,178
----------------------------------------------------------------------------------------------------------------------
Oil & Gas Production--0.1%    1,900  +Clayton Williams Energy, Inc.                                             35,112
                              7,600  +KCS Energy, Inc.                                                          40,964
                              2,500  +McMoRan Exploration Co.                                                   27,850
                                500  +PetroCorp Incorporated                                                     5,575
                                                                                                            ----------
                                                                                                               109,501
----------------------------------------------------------------------------------------------------------------------


                                    44 & 45

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Oil--Crude Producers--2.2%    3,701   Berry Petroleum Company (Class A)                                     $   66,433
                              7,974   Cabot Oil & Gas Corporation (Class A)                                    220,162
                             11,300  +Cimarex Energy Co.                                                       268,375
                             10,057  +Comstock Resources, Inc.                                                 137,580
                             11,770  +Denbury Resources Inc.                                                   158,071
                              1,500  +Encore Acquisition Company                                                28,725
                              6,200  +Energy Partners, Ltd.                                                     71,610
                              5,296  +Evergreen Resources, Inc.                                                287,626
                             12,800  +Forest Oil Corporation                                                   321,536
                              8,715   Frontier Oil Corporation                                                 132,468
                             47,443  +Grey Wolf, Inc.                                                          191,670
                              7,700  +Harvest Natural Resources, Inc.                                           49,049
                              3,383  +The Houston Exploration Company                                          117,390
                             19,872  +Magnum Hunter Resources, Inc.                                            158,777
                             13,311  +The Meridian Resource Corporation                                         62,961
                              6,411  +Nuevo Energy Company                                                     111,872
                              9,157   Patina Oil & Gas Corporation                                             294,398
                             10,487  +Plains Exploration & Production Company                                  113,364
                              6,850  +Plains Resources Inc.                                                     96,928
                              2,743  +Prima Energy Corporation                                                  57,274
                              2,810  +Quicksilver Resources Inc.                                                67,300
                             12,637  +Range Resources Corporation                                               79,234
                              6,920  +Remington Oil & Gas Corporation                                          127,190
                              4,349   Resource America, Inc. (Class A)                                          45,012
                              6,787  +Spinnaker Exploration Company                                            177,819
                              8,926   St. Mary Land & Exploration Company                                      243,680
                              6,578  +Stone Energy Corporation                                                 275,750
                              7,917  +Swift Energy Company                                                      87,087
                             10,115  +Tom Brown, Inc.                                                          281,096
                             10,808  +Unit Corporation                                                         225,995
                             14,583   Vintage Petroleum, Inc.                                                  164,496
                                                                                                            ----------
                                                                                                             4,720,928
----------------------------------------------------------------------------------------------------------------------
Other Consumer               10,100  +autobytel.com inc.                                                        60,297
Services--0.1%                  200  +Ambassadors International, Inc.                                            2,400
                                500  +Bankrate, Inc.                                                             6,060
                             15,100  +E-LOAN, Inc.                                                              83,654
                                                                                                            ----------
                                                                                                               152,411
----------------------------------------------------------------------------------------------------------------------
Packaged Software--0.0%         600  +Ansoft Corporation                                                         6,330
                                700  +Convera Corporation                                                        2,744
                              1,900  +Group 1 Software, Inc.                                                    34,827
                                700  +Mobius Management Solutions                                                5,292
                              7,400  +Puma Technology, Inc.                                                     25,160
                                                                                                            ----------
                                                                                                                74,353
----------------------------------------------------------------------------------------------------------------------
Paints & Coatings--0.2%      10,476   Ferro Corporation                                                        236,024
                              8,340   H.B. Fuller Company                                                      183,647
                                                                                                            ----------
                                                                                                               419,671
----------------------------------------------------------------------------------------------------------------------
Paper--0.3%                   7,026   Albany International Corp. (Class A)                                     192,512
                              6,998  +Buckeye Technologies Inc.                                                 47,586
                              8,874  +Caraustar Industries, Inc.                                                71,081
                              4,092   Chesapeake Corporation                                                    89,410
                              6,901   P.H. Glatfelter Company                                                  101,790
                              5,880   Rock-Tenn Company (Class A)                                               99,666
                             10,942   Wausau--Mosinee Paper Corporation                                        122,550
                                                                                                            ----------
                                                                                                               724,595
----------------------------------------------------------------------------------------------------------------------
Personnel Services--0.0%      2,800  +Hudson Highland Group Inc.                                                52,864
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals--             4,400  +Able Laboratories, Inc.                                                   86,680
Generic--0.0%
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals--Other--      3,700  +CollaGenex Pharmaceuticals, Inc.                                          49,062
0.2%                          1,600  +Hi-Tech Pharmacal Co., Inc.                                               65,440
                              3,000  +Hollis-Eden Pharmaceuticals, Inc.                                         37,890
                              7,300  +Inspire Pharmaceuticals, Inc.                                             78,913
                              7,900  +Inveresk Research Group, Inc.                                            141,410
                                                                                                            ----------
                                                                                                               372,715
----------------------------------------------------------------------------------------------------------------------
Photography--0.1%             3,698   CPI Corp.                                                                 65,270
                              9,274  +Concord Camera Corp.                                                      65,753
                                                                                                            ----------
                                                                                                               131,023
----------------------------------------------------------------------------------------------------------------------
Plastics--0.1%                5,147   Brady Corporation                                                        171,652
                              5,854   Spartech Corporation                                                     124,163
                                                                                                            ----------
                                                                                                               295,815
----------------------------------------------------------------------------------------------------------------------
Pollution Control &           8,846  +Headwaters Incorporated                                                  129,948
Environmental Services--0.1%  5,867  +Ionics, Inc.                                                             131,245
                              2,500  +TRC Companies, Inc.                                                       36,900
                                                                                                            ----------
                                                                                                               298,093
----------------------------------------------------------------------------------------------------------------------
Power Transmission            6,951   Regal-Beloit Corporation                                                 132,764
Equipment--0.1%               2,611   Woodhead Industries, Inc.                                                 32,690
                                                                                                            ----------
                                                                                                               165,454
----------------------------------------------------------------------------------------------------------------------
Precious Metals--0.0%        54,600  +Coeur d'Alene Mines Corporation                                           75,894
----------------------------------------------------------------------------------------------------------------------
Printing & Copying            9,982   Bowne & Co., Inc.                                                        130,065
Services--0.1%                8,960  +Mail-Well, Inc.                                                           22,579
                              2,200   Schawk, Inc.                                                              23,056
                                                                                                            ----------
                                                                                                               175,700
----------------------------------------------------------------------------------------------------------------------


                                    46 & 47

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Production Technology         7,757  +ATMI, Inc.                                                            $  193,692
Equipment--1.5%              29,100  +Axcelis Technologies, Inc.                                               178,092
                             12,088  +Brooks Automation, Inc.                                                  137,078
                             10,056  +Cognex Corporation                                                       224,752
                             20,268  +Credence Systems Corporation                                             171,670
                             10,700  +Cymer, Inc.                                                              343,149
                              5,531  +Dionex Corporation                                                       219,857
                              4,308  +DuPont Photomasks, Inc.                                                   81,120
                              8,561  +Electro Scientific Industries, Inc.                                      129,785
                             14,300  +Entegris Inc.                                                            192,192
                              5,190  +Esterline Technologies Corporation                                        90,358
                              6,355  +FEI Company                                                              119,220
                             14,656  +Kulicke and Soffa Industries                                              93,652
                             14,603  +LTX Corporation                                                          125,878
                              7,500   MTS Systems Corporation                                                  110,550
                              6,099  +Mattson Technology, Inc.                                                  18,846
                             11,000  +Mykrolis Corporation                                                     111,650
                              4,762  +Photon Dynamics, Inc.                                                    131,574
                              7,979  +Photronics, Inc.                                                         139,234
                              4,173  +Rudolph Technologies, Inc.                                                66,601
                              6,790  +Ultratech Stepper, Inc.                                                  125,547
                              8,842  +Varian Semiconductor Equipment Associates, Inc.                          263,138
                                                                                                            ----------
                                                                                                             3,267,635
----------------------------------------------------------------------------------------------------------------------
Property/Casualty             3,500   Infinity Property & Casualty Corporation                                  82,600
Insurance--0.1%               4,700   Penn-America Group, Inc.                                                  52,875
                              1,300   Safety Insurance Group Inc.                                               19,123
                                                                                                            ----------
                                                                                                               154,598
----------------------------------------------------------------------------------------------------------------------
Publishing--                  4,281   Advanced Marketing Services, Inc.                                         55,653
Miscellaneous--0.3%           7,594   Banta Corporation                                                        245,818
                              2,500  +Consolidated Graphics, Inc.                                               57,200
                                800   Courier Corporation                                                       41,200
                              4,818  +Information Holdings Inc.                                                 87,929
                              5,182  +Martha Stewart Living Omnimedia, Inc. (Class A)                           48,659
                             39,600  +PRIMEDIA Inc.                                                            120,780
                              3,707  +Playboy Enterprises, Inc.                                                 50,415
                              1,400  +Thomas Nelson, Inc.                                                       17,500
                                                                                                            ----------
                                                                                                               725,154
----------------------------------------------------------------------------------------------------------------------
Publishing--Newspapers--     11,129   Hollinger International Inc.                                             119,859
0.2%                          7,933  +Journal Register Co.                                                     143,508
                              1,855   Pulitzer Inc.                                                             91,674
                                                                                                            ----------
                                                                                                               355,041
----------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters--     1,200  +Acme Communications, Inc.                                                  9,120
0.7%                          2,733  +Beasley Broadcast Group, Inc. (Class A)                                   37,387
                             11,700  +Cumulus Media Inc. (Class A)                                             219,609
                             12,200  +Emmis Communications Corporation (Class A)                               282,186
                              1,100  +Fisher Communications, Inc.                                               53,801
                              4,454   The Liberty Corporation                                                  189,295
                              7,000  +Lin TV Corp. (Class A)                                                   164,850
                              8,968  +Paxson Communications Corporation                                         53,718
                              7,771  +Regent Communications, Inc.                                               45,849
                              3,433  +Saga Communications, Inc. (Class A)                                       66,772
                              2,583  +Salem Communications Corporation (Class A)                                51,688
                              6,300  +Shop At Home, Inc.                                                        18,207
                             12,464  +Sinclair Broadcast Group, Inc. (Class A)                                 144,707
                             11,184  +Spanish Broadcasting System, Inc. (Class A)                               91,150
                              2,568   World Wrestling Federation Entertainment, Inc.                            26,425
                              4,408  +Young Broadcasting Inc. (Class A)                                         93,141
                                                                                                            ----------
                                                                                                             1,547,905
----------------------------------------------------------------------------------------------------------------------
Railroad Equipment--0.1%      8,539   Wabtec Corporation                                                       118,777
----------------------------------------------------------------------------------------------------------------------
Railroads--0.2%               5,181   Florida East Coast Industries, Inc.                                      132,375
                              2,600  +Genesee & Wyoming Inc. (Class A)                                          53,482
                             19,176  +Kansas City Southern Industries, Inc.                                    230,687
                              7,802  +RailAmerica, Inc.                                                         65,927
                                                                                                            ----------
                                                                                                               482,471
----------------------------------------------------------------------------------------------------------------------
Real Estate--0.2%             1,300  +Avatar Holdings Inc.                                                      39,260
                              7,972  +Insignia Financial Group, Inc.                                            88,569
                              9,208  +Jones Lang Lasalle Inc.                                                  145,486
                              1,315  +Tejon Ranch Co.                                                           39,582
                              6,978  +Trammell Crow Company                                                     74,037
                              5,800  +WCI Communities, Inc.                                                    111,534
                                                                                                            ----------
                                                                                                               498,468
----------------------------------------------------------------------------------------------------------------------
Real Estate Development--     2,100   Consolidated-Tomoka Land Company                                          52,752
0.0%                            900  +Reading International, Inc. (Class A)                                      4,995
                                                                                                            ----------
                                                                                                                57,747
----------------------------------------------------------------------------------------------------------------------
Real Estate Investment        6,601   Acadia Realty Trust                                                       60,399
Trusts--5.8%                    367  +Alexander's, Inc.                                                         30,641
                              5,356   Alexandria Real Estate Equities, Inc.                                    241,020
                              2,800   American Land Lease, Inc.                                                 47,040
                              3,600   American Mortgage Acceptance Corp.                                        62,496
                              4,540   Amli Residential Properties Trust                                        106,917
                             13,300   Anthracite Capital, Inc.                                                 160,398
                             10,900   Anworth Mortgage Asset Corporation                                       168,078
                             12,800   Apex Mortgage Capital, Inc.                                               70,016
                              4,700   Associated Estates Realty Corporation                                     30,879


                                    48 & 49

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Real Estate Investment Trusts 3,899   Bedford Property Investors, Inc.                                         110,732
(concluded)                   7,832   Boykin Lodging Company                                                    61,090
                              6,847   Brandywine Realty Trust                                                  168,573
                              8,050   Capital Automotive                                                       225,320
                              4,677   Capstead Mortgage Corporation                                             52,710
                              6,908   Chateau Communities, Inc.                                                204,408
                              5,306   Colonial Properties Trust                                                186,718
                             10,675   Commercial Net Lease Realty                                              184,037
                             16,103   Cornerstone Realty Income Trust, Inc.                                    117,713
                              8,600   Corporate Office Properties Trust                                        145,598
                              3,000   Correctional Properties Trust                                             84,000
                              4,900  +Crimi Mae Inc.                                                            53,655
                              9,900   Crown American Realty Trust                                              106,326
                              5,327   EastGroup Properties, Inc.                                               143,829
                              5,080   Entertainment Properties Trust                                           146,050
                             11,940   Equity Inns Inc.                                                          82,386
                              7,000   Equity One, Inc.                                                         114,800
                              4,895   Essex Property Trust, Inc.                                               280,239
                             16,970   FelCor Lodging Trust Inc.                                                133,215
                             12,300   First Industrial Realty Trust, Inc.                                      388,680
                              7,282   Gables Residential Trust                                                 220,135
                              3,700   Getty Realty Corporation                                                  82,584
                              4,739   Glenborough Realty Trust Incorporated                                     90,752
                              9,856   Glimcher Realty Trust                                                    220,774
                              3,927   Great Lakes REIT, Inc.                                                    62,832
                             11,669   Health Care REIT, Inc.                                                   355,905
                              4,600   Heritage Property Investment Trust                                       124,568
                             14,800   Highwoods Properties, Inc.                                               330,040
                              8,820   Home Properties of New York, Inc.                                        310,817
                             13,700   Impac Mortgage Holdings, Inc.                                            228,653
                              7,492   Innkeepers USA Trust                                                      50,946
                              8,400   Investors Real Estate Trust                                               90,636
                              4,204   Keystone Property Trust                                                   77,816
                              6,978   Kilroy Realty Corporation                                                191,895
                              5,848   Koger Equity, Inc.                                                       100,761
                              5,300   Kramont Realty Trust                                                      87,450
                              3,600   LTC Properties                                                            34,380
                             38,800  +La Quinta Corporation                                                    167,228
                              3,520   LaSalle Hotel Properties                                                  52,026
                              8,942   Lexington Corporate Properties Trust                                     158,273
                             14,500   MFA Mortgage Investments, Inc.                                           145,580
                              4,094   Manufactured Home Communities, Inc.                                      143,740
                             15,258   Meristar Hospitality Corp.                                                78,426
                              3,929   Mid-America Apartment Communities, Inc.                                  106,122
                              6,400   Mid-Atlantic Realty Trust                                                134,016
                              4,200   Mission West Properties Inc.                                              47,754
                              7,829   National Health Investors, Inc.                                          144,367
                              1,800   National Health Realty, Inc.                                              28,782
                             15,959   Nationwide Health Properties, Inc.                                       254,227
                              7,200   Newcastle Investment Corporation                                         140,976
                              3,300   Novastar Financial, Inc.                                                 197,175
                              2,200  +OMEGA Healthcare Investors, Inc.                                          11,550
                              3,208   PS Business Parks, Inc.                                                  113,242
                              2,204   Parkway Properties, Inc.                                                  92,678
                              5,079   Pennsylvania Real Estate Investment Trust                                152,116
                             10,186   Post Properties, Inc.                                                    269,929
                              9,950   Prentiss Properties Trust                                                298,401
                              6,000  +Price Legacy Corporation                                                  22,500
                              5,800   RAIT Investment Trust                                                    153,700
                              9,020   RFS Hotel Investors, Inc.                                                111,126
                              2,200   Ramco-Gershenson Properties Trust                                         51,260
                             13,800   Reckson Associates Realty Corporation                                    287,868
                              4,295   Redwood Trust, Inc.                                                      171,413
                              8,032   SL Green Realty Corp.                                                    280,236
                              2,422   Saul Centers, Inc.                                                        62,003
                             11,814   Senior Housing Properties Trust                                          160,198
                              5,600   Sizeler Property Investors, Inc.                                          57,400
                              3,804   Sovran Self Storage, Inc.                                                119,826
                              6,319   Summit Properties Inc.                                                   130,487
                              4,043   Sun Communities, Inc.                                                    158,890
                              1,861   Tanger Factory Outlet Centers, Inc.                                       61,562
                                200  +Tarragon Realty Investors Inc.                                             2,910
                             14,108   Taubman Centers, Inc.                                                    270,309
                              3,863   Town & Country Trust                                                      89,815
                              5,700   U.S. Restaurant Properties, Inc.                                          89,490
                                300   United Mobile Homes, Inc.                                                  4,548
                              2,427   Universal Health Realty Income Trust                                      65,529
                              5,500   Urstadt Biddle Properties (Class A)                                       70,730
                             23,205   Ventas, Inc.                                                             351,556
                              9,965   Washington Real Estate Investment Trust                                  271,048
                              4,955   Winston Hotels, Inc.                                                      40,482
                                                                                                           -----------
                                                                                                            12,450,401
----------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &       5,643   Arctic Cat Inc.                                                          108,120
Boats--0.3%                   2,907   Coachmen Industries, Inc.                                                 34,739
                             11,699  +Fleetwood Enterprises, Inc.                                               86,573
                                500   Marine Products Corp.                                                      5,425
                              7,524  +Monaco Coach Corporation                                                 115,343
                              5,242   Thor Industries, Inc.                                                    213,978
                              3,495   Winnebago Industries, Inc.                                               132,461
                                                                                                           -----------
                                                                                                               696,639
----------------------------------------------------------------------------------------------------------------------


                                    50 & 51

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Regional Banks--0.5%          1,500  +Americanwest Bancorporation                                           $   24,570
                                500   BancTrust Financial Group, Inc.                                            8,030
                              1,500   C & F Financial Corp.                                                     58,500
                              2,300  +Capital Corporation of the West                                           57,730
                              3,800   Center Bancorp, Inc.                                                      57,456
                                700  +Columbia Bancorp Oregon                                                    9,331
                                300   Commercial Bankshares, Inc.                                                8,889
                              2,700  +Commercial Capital Bancorp, Inc.                                          41,823
                                500   Eastern Virginia Bankshares, Inc.                                         11,475
                              2,300   FNB Corp.                                                                 56,580
                                300   First Bell Bancorp, Inc.                                                   7,578
                              2,100   First Citizens Banc Corp.                                                 54,495
                                400   First M&F Corporation                                                     13,084
                                900   First United Corporation                                                  18,900
                              2,300   Firstbank Corporation Michigan                                            69,667
                                200   Foothill Independent Bancorp                                               3,726
                                200   Greater Community Bancorp                                                  3,044
                              5,200   Heritage Commerce Corp.                                                   62,660
                                600   Heritage Financial Corporation                                            12,966
                                300   IBT Bancorp Inc.                                                          14,997
                                400   LNB Bancorp Inc.                                                           8,552
                              3,500   MBT Financial Corp.                                                       61,215
                              2,200   Mercantile Bank Corporation                                               62,810
                                100   Northern States Financial Corporation                                      2,871
                              1,800  +Oak Hill Financial Inc.                                                   45,072
                                400   PAB Bankshares, Inc.                                                       5,196
                              1,400   Penns Woods Bancorp Inc.                                                  59,066
                              1,500   Resource Bankshares Corporation                                           51,000
                                700   Security Bank Corporation                                                 24,241
                              3,700   Southside Bancshares Inc                                                  65,786
                                500   State Financial Services (Class A)                                        10,975
                                100   Taylor Capital Group Inc.                                                  2,085
                                100   United Securities Bancshares California                                    2,174
                                500   United Securities Bancshares Inc.                                         22,580
                              2,100   Wayne Bancorp Inc.                                                        64,029
                              3,500   West Bancorporation Inc.                                                  62,615
                                                                                                            ----------
                                                                                                             1,145,768
----------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services--   3,353  +Electro Rent Corporation                                                  36,145
Commercial--0.2%             11,200   GATX Corporation                                                         183,120
                              1,683   Interpool, Inc.                                                           27,635
                              1,905   McGrath Rentcorp                                                          50,940
                             14,500  +United Rentals, Inc.                                                     201,405
                                                                                                            ----------
                                                                                                               499,245
----------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services--   4,708   Aaron Rents, Inc.                                                        121,466
Consumer--0.1%                6,795  +Dollar Thrifty Automotive Group, Inc.                                    126,047
                              6,178  +Rent-Way, Inc.                                                            28,728
                              4,058  +WESCO International, Inc.                                                 24,348
                                                                                                            ----------
                                                                                                               300,589
----------------------------------------------------------------------------------------------------------------------
Restaurants--1.6%             3,900  +AFC Enterprises, Inc.                                                     63,336
                             10,480   Bob Evans Farms, Inc.                                                    289,562
                              5,900  +California Pizza Kitchen, Inc.                                           126,850
                              6,300  +CEC Entertainment Inc.                                                   232,659
                             12,300  +CKE Restaurants, Inc.                                                     68,757
                              4,200  +Chicago Pizza & Brewery, Inc.                                             42,000
                              2,000  +Dave & Buster's, Inc.                                                     21,800
                              5,248   IHOP Corp.                                                               165,679
                             10,018  +Jack in the Box Inc.                                                     223,401
                              6,396   Landry's Restaurants, Inc.                                               150,946
                              5,554   Lone Star Steakhouse & Saloon, Inc.                                      120,911
                              6,984  +O'Charley's Inc.                                                         150,366
                              7,508  +P.F. Chang's China Bistro, Inc.                                          369,469
                              7,700  +Panera Bread Company (Class A)                                           308,000
                              4,148  +Papa John's International, Inc.                                          116,351
                              6,518  +RARE Hospitality International, Inc.                                     213,008
                              3,600  +Red Robin Gourmet Burgers                                                 68,256
                             12,900  +Ryan's Family Steak Houses, Inc.                                         180,600
                             11,476  +Sonic Corp.                                                              291,835
                              5,128  +The Steak 'n Shake Company                                                78,202
                              3,825  +Triarc Companies, Inc.                                                   114,712
                                                                                                            ----------
                                                                                                             3,396,700
----------------------------------------------------------------------------------------------------------------------
Retail--4.7%                  1,600  +1-800-CONTACTS, INC.                                                      39,168
                              3,824  +1-800-FLOWERS.COM, Inc.                                                   31,510
                              3,700  +A.C. Moore Arts & Crafts, Inc.                                            74,111
                              5,000  +Aeropostale, Inc.                                                        107,400
                             14,600  +American Eagle Outfitters, Inc.                                          269,662
                             12,441  +AnnTaylor Stores Corporation                                             360,167
                              2,300  +Asbury Automotive Group Inc.                                              31,004
                             21,400  +BJ's Wholesale Club, Inc.                                                322,284
                              1,740  +bebe stores, inc.                                                         33,286
                              1,600   Blair Corporation                                                         35,520
                              3,400  +Brookstone, Inc.                                                          68,850
                              5,279   Brown Shoe Company, Inc.                                                 157,314
                              1,249  +The Buckle, Inc.                                                          24,018
                              5,392   Burlington Coat Factory Warehouse Corporation                             96,517
                              8,534  +CSK Auto Corporation                                                     123,316
                              4,897   The Cato Corporation (Class A)                                           103,229
                              4,700  +Central Garden & Pet Company                                             112,095
                              3,400  +Charlotte Russe Holding Inc.                                              35,088
                             33,040  +Charming Shoppes, Inc.                                                   164,209


                                    52 & 53

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Retail                        4,485  +The Children's Place Retail Stores, Inc.                             $    89,072
(concluded)                   6,952  +Christopher & Banks Corporation                                          257,154
                              1,347  +Coldwater Creek Inc.                                                      16,609
                              4,700  +Cole National Corporation (Class A)                                       58,844
                              6,276  +Cost Plus, Inc.                                                          223,802
                                500   Deb Shops, Inc.                                                            9,400
                             16,700   Dillard's, Inc. (Class A)                                                224,949
                              5,645  +The Dress Barn, Inc.                                                      71,522
                              9,400  +Drugstore.com, Inc.                                                       54,896
                              4,531  +Electronics Boutique Holdings Corp.                                      104,711
                                800  +Finlay Enterprises, Inc.                                                  13,240
                              5,636  +Footstar, Inc.                                                            73,268
                              8,090   Fred's, Inc.                                                             300,786
                             11,769  +FreeMarkets, Inc.                                                         81,912
                              4,600  +GSI Commerce, Inc.                                                        30,728
                              2,000  +Galyan's Trading Company                                                  28,680
                              7,100  +GameStop Corporation                                                      91,732
                              2,800  +Gart Sports Company                                                       79,408
                              6,438  +Genesco Inc.                                                             113,953
                              3,300  +GenesisIntermedia, Inc.                                                       --
                              5,300  +Global Imaging Systems, Inc.                                             122,748
                              7,100   Goody's Family Clothing, Inc.                                             61,415
                              4,832  +Group 1 Automotive, Inc.                                                 156,605
                              4,639  +Guitar Center, Inc.                                                      134,531
                              8,658  +The Gymboree Corporation                                                 145,281
                              5,400   Hancock Fabrics, Inc.                                                     87,210
                              7,261  +Handleman Company                                                        116,176
                              2,800  +Hibbett Sporting Goods, Inc.                                              92,232
                              9,254  +Hot Topic, Inc.                                                          249,025
                             15,298  +Insight Enterprises, Inc.                                                153,898
                              6,779  +InterTAN, Inc.                                                            55,588
                              5,662  +J. Jill Group Inc.                                                        95,348
                              4,500  +Jo-Ann Stores Inc.                                                       113,850
                              1,447   Lawson Products, Inc.                                                     39,849
                             12,218  +Linens 'n Things, Inc.                                                   288,467
                              2,700   Lithia Motors, Inc.                                                       43,659
                              1,000  +MarineMax, Inc.                                                           14,000
                             10,261  +The Men's Wearhouse, Inc.                                                224,203
                              1,700  +Mothers Work, Inc.                                                        45,509
                             34,100  +OfficeMax, Inc.                                                          223,355
                              1,900  +Overstock.com, Inc.                                                       27,569
                              1,059  +PC Connection, Inc.                                                        7,201
                              9,700  +PETCO Animal Supplies, Inc.                                              211,460
                             13,952  +Pacific Sunwear of California, Inc.                                      336,104
                              2,800  +Party City Corporation                                                    28,756
                             20,100  +Payless ShoeSource, Inc.                                                 251,250
                              6,516  +Priceline.com Incorporated                                               145,893
                              5,700  +Restoration Hardware, Inc.                                                25,650
                              2,847   Russ Berrie and Company, Inc.                                            103,944
                              5,554  +School Specialty, Inc.                                                   158,067
                              2,600  +Sharper Image Corporation                                                 70,902
                              8,898  +ShopKo Stores, Inc.                                                      115,674
                              7,700  +Sonic Automotive, Inc.                                                   168,707
                              9,800  +The Sports Authority, Inc.                                               104,860
                              4,300  +Stage Stores, Inc.                                                       101,050
                             10,807  +Stamps.com Inc.                                                           51,874
                              5,524  +Stein Mart, Inc.                                                          33,089
                              9,566  +Too Inc.                                                                 193,712
                              4,300  +Tractor Supply Company                                                   205,325
                              5,030  +Trans World Entertainment Corporation                                     25,754
                              3,290  +Tuesday Morning Corporation                                               86,527
                              6,430  +Tweeter Home Entertainment Group, Inc.                                    55,812
                              4,219  +Ultimate Electronics, Inc.                                                54,088
                              4,031  +United Auto Group, Inc.                                                   87,795
                              6,190  +United Natural Foods, Inc.                                               174,187
                              3,200  +Urban Outfitters, Inc.                                                   114,880
                              5,856  +ValueVision International, Inc. (Class A)                                 79,817
                              6,575  +The Wet Seal, Inc. (Class A)                                              70,221
                              3,200  +Whitehall Jewellers, Inc.                                                 29,024
                              5,099  +Wilsons The Leather Experts Inc.                                          36,764
                              8,900  +Zale Corporation                                                         356,000
                                                                                                           -----------
                                                                                                            10,088,319
----------------------------------------------------------------------------------------------------------------------
Savings & Loans--3.0%         6,437   Anchor Bancorp, Inc.                                                     153,780
                              3,241   BSB Bancorp, Inc.                                                         80,442
                              2,400   Bank Mutual Corporation                                                   78,000
                             13,442   BankAtlantic Bancorp, Inc. (Class A)                                     159,825
                              9,573  +BankUnited Financial Corporation (Class A)                               192,896
                             18,814  +Bay View Capital Corporation                                             108,745
                              2,400   Berkshire Hills Bancorp, Inc.                                             68,160
                             18,587   Brookline Bancorp, Inc.                                                  260,218
                              2,800   CFS Bancorp, Inc.                                                         39,480
                                500   Charter Financial Corporation                                             14,125
                              1,700   Citizens First Bancorp, Inc.                                              37,128
                              1,132   Coastal Bancorp, Inc.                                                     32,171
                              2,830   Coastal Financial Corporation                                             36,337
                             13,627   Commercial Federal Corporation                                           288,892
                              3,800   Connecticut Bancshares, Inc.                                             149,150
                              6,866   Dime Community Bancshares                                                174,740
                              3,948   Fidelity Bankshares, Inc.                                                 88,040
                              1,500   First Defiance Financial Corp.                                            29,760


                                    54 & 55

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Savings & Loans               5,012   First Federal Capital Corp.                                           $   99,488
(concluded)                   4,026   First Financial Holdings, Inc.                                           108,863
                              3,388   First Indiana Corporation                                                 58,003
                             22,518   First Niagara Financial Group, Inc.                                      314,351
                              2,800   First Place Financial Corp.                                               48,496
                              3,100   First Republic Bank                                                       82,460
                              5,667   First Sentinel Bancorp Inc.                                               90,502
                              1,500   FirstFed America Bancorp, Inc.                                            51,750
                              4,900  +FirstFed Financial Corp.                                                 172,921
                              9,550   Flagstar Bancorp, Inc.                                                   233,498
                              3,850   Flushing Financial Corporation                                            85,355
                              1,539   Great Southern Bancorp, Inc.                                              59,313
                              6,817   Harbor Florida Bancshares, Inc.                                          163,335
                              1,600  +Hawthorne Financial Corporation                                           55,456
                              3,700   Hudson River Bancorp, Inc.                                               103,304
                              2,400   IBERIABANK Corporation                                                   117,120
                              1,400  +ITLA Capital Corporation                                                  56,602
                              6,630  +Local Financial Corp.                                                     95,737
                              6,269   MAF Bancorp, Inc.                                                        232,392
                                300   NASB Financial Inc.                                                        8,337
                             15,411   Net.B@nk, Inc.                                                           202,809
                              2,667   Northwest Bancorp, Inc.                                                   42,672
                              2,796   OceanFirst Financial Corp.                                                68,306
                              7,965  +Ocwen Financial Corporation                                               36,161
                              3,244   PFF Bancorp, Inc.                                                        125,381
                              1,200   Parkvale Financial Corporation                                            29,496
                                800   Partners Trust Financial Group, Inc.                                      15,264
                              1,900   PennFed Financial Services, Inc.                                          52,725
                              1,899   Port Financial Corp.                                                     102,318
                                900   Provident Bancorp, Inc.                                                   28,890
                              1,500  +Quaker City Bancorp, Inc.                                                 61,575
                              8,302   Seacoast Financial Services Corporation                                  164,380
                              2,900   St. Francis Capital Corporation                                           84,303
                             15,384   Staten Island Bancorp, Inc.                                              299,680
                              3,940  +Sterling Financial Corporation                                            95,978
                              2,700   Superior Financial Corp.                                                  64,800
                              8,973   United Community Financial Corp.                                          82,911
                             14,777   W Holding Company, Inc.                                                  250,027
                              1,600   Warwick Community Bancorp, Inc.                                           46,800
                              8,600   Waypoint Financial Corp.                                                 155,144
                              2,836   Westcorp                                                                  79,408
                                400   Westfield Financial, Inc.                                                  7,524
                              4,600   Willow Grove Bankcorp, Inc.                                               78,200
                                                                                                            ----------
                                                                                                             6,403,924
----------------------------------------------------------------------------------------------------------------------
Savings Banks--0.4%           2,600   Camco Financial Corporation                                               40,378
                                300   Cavalry Bancorp, Inc.                                                      5,094
                              4,300   Citizens South Banking Corporation                                        56,932
                                600   ESB Financial Corporation                                                  8,100
                                300   EverTrust Financial Group Inc.                                             7,017
                                400   FFLC Bancorp, Inc.                                                        10,388
                                400   FLAG Financial Corporation                                                 5,484
                                400   FMS Financial Corporation                                                  6,508
                                300   First Federal Financial Corporation of Kentucky                            9,741
                              1,000   FloridaFirst Bancorp, Inc.                                                23,970
                              2,100   GA Financial, Inc.                                                        52,815
                                400   GB&T Bancshares Inc.                                                       9,828
                              4,600   Horizon Financial Corp.                                                   72,818
                              3,100   Klamath First Bancorp, Inc.                                               53,072
                              2,300   MutualFirst Financial Inc.                                                53,544
                                700   Patriot Bank Corp.                                                        12,593
                                300   Provident Financial Holdings                                               8,802
                             15,200   Provident Financial Services, Inc.                                       289,560
                              2,300   Sound Federal Bancorp Inc.                                                31,487
                                900   Southern Financial Bancorp                                                27,531
                              7,800  +TierOne Corporation                                                      152,490
                                                                                                            ----------
                                                                                                               938,152
----------------------------------------------------------------------------------------------------------------------
Scientific Equipment         11,235  +Newport Corporation                                                      166,278
& Suppliers--0.2%             9,235  +Varian Inc.                                                              320,177
                                                                                                            ----------
                                                                                                               486,455
----------------------------------------------------------------------------------------------------------------------
Securities Brokerage &       12,145   Charter Municipal Mortgage Acceptance Company                            230,876
Services--0.4%               14,700  +Investment Technology Group, Inc.                                        273,420
                             23,500  +Knight Trading Group, Inc.                                               146,170
                              5,361  +NCO Group, Inc.                                                           96,016
                              4,104   SWS Group, Inc.                                                           82,696
                              6,329  +SoundView Technology Group, Inc.                                          64,047
                                                                                                            ----------
                                                                                                               893,225
----------------------------------------------------------------------------------------------------------------------
Semiconductors--0.0%          1,200  +Diodes Inc.                                                               23,136
                              2,800  +ParthusCeva, Inc.                                                         22,904
                                                                                                            ----------
                                                                                                                46,040
----------------------------------------------------------------------------------------------------------------------
Services--Commercial--3.2%    2,863  +4Kids Entertainment, Inc.                                                 53,252
                             11,170   ABM Industries, Inc.                                                     172,018
                              4,100  +AMN Healthcare Services, Inc.                                             52,070
                              7,538  +APAC Customer Services Inc.                                               19,222
                              6,661  +Administaff, Inc.                                                         68,608
                              3,400  +The Advisory Board Company                                               137,768
                                500  +Ambassadors Group, Inc.                                                    6,985
                              1,800   Angelica Corporation                                                      30,510


                                    56 & 57

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Services--Commercial         14,700   The Brink's Company                                                   $  214,179
(concluded)                   3,701  +CDI Corp.                                                                 96,078
                              3,778  +Casella Waste Systems, Inc.                                               34,115
                              5,085   Central Parking Corporation                                               62,851
                             18,933  +Century Business Services, Inc.                                           61,532
                              2,800  +Charles River Associates Incorporated                                     79,156
                              5,600  +Clark, Inc.                                                               66,920
                              6,692  +Coinstar, Inc.                                                           126,211
                             19,300  +Copart, Inc.                                                             184,894
                              4,600  +Cornell Companies, Inc.                                                   69,644
                              9,594  +Corrections Corporation of America                                       243,016
                              3,550  +CoStar Group Inc.                                                        106,003
                              6,900  +Cross Country Healthcare, Inc.                                            91,011
                             10,500  +Exult Inc.                                                                89,985
                             12,941  +FTI Consulting, Inc.                                                     323,137
                              4,674  +First Consulting Group, Inc.                                              21,828
                              4,081  +Forrester Research, Inc.                                                  66,765
                              5,577   G & K Services, Inc. (Class A)                                           165,079
                             14,400  +Harris Interactive Inc.                                                   94,896
                              6,058  +Heidrick & Struggles International, Inc.                                  76,452
                              1,600  +ICT Group, Inc.                                                           16,736
                              2,565  +Insurance Auto Auctions, Inc.                                             32,216
                              4,968   Kelly Services, Inc. (Class A)                                           116,500
                              9,368  +Korn/Ferry International                                                  75,881
                             11,400  +Kroll Inc.                                                               308,484
                             11,922  +Labor Ready, Inc.                                                         85,481
                              9,691  +Lightbridge, Inc.                                                         84,893
                              4,404  +MAXIMUS, Inc.                                                            121,683
                             25,305  +MPS Group, Inc.                                                          174,098
                              5,200  +Medical Staffing Network Holdings, Inc.                                   36,400
                              2,254  +MemberWorks Incorporated                                                  44,517
                              7,592  +Metro One Telecommunications, Inc.                                        39,175
                              5,342  +Midas Group, Inc.                                                         64,745
                              2,600  +Monro Muffler Brake, Inc.                                                 73,476
                             13,623  +Navigant Consulting, Inc.                                                161,433
                              5,111  +Navigant International, Inc.                                              65,932
                              1,417  +NetRatings, Inc.                                                          12,951
                             18,153  +Overture Services, Inc.                                                  329,114
                              2,421  +PDI, Inc.                                                                 24,597
                              8,239  +Pegasus Systems, Inc.                                                    133,884
                             14,210   The Pep Boys--Manny, Moe & Jack                                           191,977
                              4,648  +Pre-Paid Legal Services, Inc.                                            114,015
                              9,600  +Raindance Communications, Inc.                                            23,904
                              6,516  +Resources Connection, Inc.                                               155,472
                              4,815  +Right Management Consultants, Inc.                                        60,910
                              6,168   Rollins, Inc.                                                            116,267
                              2,886   Roto-Rooter, Inc.                                                        110,072
                             17,529  +Spherion Corporation                                                     121,827
                              2,540  +StarTek, Inc.                                                             66,802
                             13,089  +TeleTech Holdings, Inc.                                                   55,366
                             14,831  +Tetra Tech, Inc.                                                         254,055
                              1,600   UniFirst Corporation                                                      35,040
                              1,559  +Volt Information Sciences, Inc.                                           21,280
                              2,700  +Wackenhut Corrections Corporation                                         37,017
                              8,412  +Waste Connections, Inc.                                                  294,841
                              8,825  +Watson Wyatt & Company Holdings                                          204,564
                              6,813  +Wireless Facilities, Inc.                                                 81,075
                              2,500   World Fuel Services Corporation                                           61,475
                                                                                                            ----------
                                                                                                             6,822,340
----------------------------------------------------------------------------------------------------------------------
Services--                    2,500  +Impac Medical Systems Inc.                                                54,200
Health Industry--0.1%         1,500  +Quality Systems, Inc.                                                     40,890
                              4,100  +VistaCare, Inc. (Class A)                                                 99,630
                              3,400  +Vital Images Inc.                                                         62,832
                                                                                                            ----------
                                                                                                               257,552
----------------------------------------------------------------------------------------------------------------------
Shipping--0.3%               12,192   Alexander & Baldwin, Inc.                                                323,454
                              4,000  +GulfMark Offshore, Inc.                                                   67,520
                              5,430  +Kirby Corporation                                                        153,126
                              5,598   Overseas Shipholding Group, Inc.                                         123,212
                                                                                                            ----------
                                                                                                               667,312
----------------------------------------------------------------------------------------------------------------------
Shoes--0.4%                   6,033  +The Finish Line, Inc.                                                    133,993
                              1,692  +Kenneth Cole Productions, Inc. (Class A)                                  32,977
                              3,548   K-Swiss Inc. (Class A)                                                   122,477
                              5,000  +Maxwell Shoe Company Inc. (Class A)                                       72,000
                              1,200  +Shoe Carnival, Inc.                                                       17,712
                              5,755  +Skechers U.S.A., Inc. (Class A)                                           42,587
                              2,912  +Steve Madden, Ltd.                                                        63,598
                             11,335   The Stride Rite Corporation                                              112,897
                              7,183  +Vans, Inc.                                                                64,503
                             11,772   Wolverine World Wide, Inc.                                               226,729
                                                                                                            ----------
                                                                                                               889,473
----------------------------------------------------------------------------------------------------------------------
Specialty Stores--0.2%        2,100  +America's Car-Mart Inc.                                                   38,178
                              2,700  +Big 5 Sporting Goods Corporation                                          34,155
                              4,300  +Blue Rhino Corporation                                                    51,170
                              4,200  +Dick's Sporting Goods, Inc.                                              154,056
                              2,300  +Kirkland's, Inc.                                                          37,950
                                                                                                            ----------
                                                                                                               315,509
----------------------------------------------------------------------------------------------------------------------


                                    58 & 59

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Specialty                     5,200   D&E Communications, Inc.                                              $   59,072
Telecommunications--0.1%        400  +Hungarian Telephone and Cable Corp.                                        3,660
                             26,100  +McLeod USA Incorporated (Class A)                                         38,367
                                300   Warwick Valley Telephone Company                                          24,612
                              6,900  +WilTel Communications, Inc.                                              102,258
                                                                                                            ----------
                                                                                                               227,969
----------------------------------------------------------------------------------------------------------------------
Steel--0.3%                  31,927  +AK Steel Holding Corporation                                             115,576
                             21,800   Allegheny Technologies Incorporated                                      143,880
                              5,926   Carpenter Technology Corporation                                          92,446
                              2,423   Gibraltar Steel Corporation                                               49,623
                              1,800   Schnitzer Steel Industries, Inc. (Class A)                                79,416
                             10,797  +Steel Dynamics, Inc.                                                     147,919
                                                                                                            ----------
                                                                                                               628,860
----------------------------------------------------------------------------------------------------------------------
Synthetic Fibers--0.1%        9,418   Wellman, Inc.                                                            105,482
----------------------------------------------------------------------------------------------------------------------
Telecommunications--0.0%        300  +OmniSky Corporation                                                           --
----------------------------------------------------------------------------------------------------------------------
Telecommunications            8,184  +Allen Telecom Inc.                                                       135,200
Equipment--0.8%              27,600  +Andrew Corporation                                                       257,784
                             18,000  +Arris Group Inc.                                                          89,280
                              3,885  +Audiovox Corporation (Class A)                                            43,473
                              7,069   Belden Inc.                                                              112,326
                              9,334  +C-COR.net Corp.                                                           45,736
                              2,700  +Comtech Telecommunications Corp.                                          76,113
                             98,700  +Corvis Corporation                                                       143,115
                              5,300  +Ditech Communications Corporation                                         25,122
                             10,400  +InteliData Technologies Corporation                                       31,408
                              7,200  +InterVoice-Brite, Inc.                                                    34,416
                              5,100  +MasTec, Inc.                                                              29,376
                             11,010  +Plantronics, Inc.                                                        238,587
                             19,477  +Powerwave Technologies, Inc.                                             122,121
                             43,534  +Proxim Corporation (Class A)                                              63,560
                              4,280  +SpectraLink Corporation                                                   42,286
                              8,300  +SymmetriCom, Inc.                                                         36,520
                             19,376  +Terayon Communication Systems, Inc.                                       52,896
                              3,841  +Tollgrade Communications, Inc.                                            71,635
                             14,300  +Westell Technologies, Inc.                                               118,404
                                                                                                            ----------
                                                                                                             1,769,358
----------------------------------------------------------------------------------------------------------------------
Textile Products--0.1%        2,500  +DHB Capital Group Inc.                                                    10,225
                             12,821   Interface, Inc.                                                           59,489
                             13,672  +Unifi, Inc.                                                               84,766
                                                                                                            ----------
                                                                                                               154,480
----------------------------------------------------------------------------------------------------------------------
Textiles Apparel                800  +Cherokee Inc.                                                             16,016
Manufacturers--0.5%           1,185  +Guess?, Inc.                                                               7,110
                              7,882   Kellwood Co.                                                             249,308
                              9,066  +Nautica Enterprises, Inc.                                                116,317
                              2,702   OshKosh B'Gosh, Inc. (Class A)                                            72,954
                              2,221   Oxford Industries, Inc.                                                   92,216
                              7,354   Phillips-Van Heusen Corporation                                          100,235
                             16,050  +Quiksilver, Inc.                                                         264,665
                              7,817   Russell Corporation                                                      148,523
                                                                                                            ----------
                                                                                                             1,067,344
----------------------------------------------------------------------------------------------------------------------
Tires & Rubber--0.3%          2,774   Bandag, Incorporated                                                     103,387
                             18,100   Cooper Tire & Rubber Company                                             318,379
                             42,400   The Goodyear Tire & Rubber Company                                       222,600
                                                                                                            ----------
                                                                                                               644,366
----------------------------------------------------------------------------------------------------------------------
Tobacco--0.4%                12,855   DIMON Incorporated                                                        92,042
                              4,420   Schweitzer-Manduit International, Inc.                                   106,699
                              2,800   Standard Commercial Corporation                                           47,600
                             10,300  +Star Scientific, Inc.                                                     34,711
                              7,856   Universal Corporation                                                    332,309
                              7,438   Vector Group Ltd.                                                        130,165
                                                                                                            ----------
                                                                                                               743,526
----------------------------------------------------------------------------------------------------------------------
Toys--0.1%                    8,561  +JAKKS Pacific, Inc.                                                      113,776
----------------------------------------------------------------------------------------------------------------------
Transportation--              2,300   Quixote Corporation                                                       58,719
Miscellaneous--0.1%           5,581  +SCS Transportation, Inc.                                                  70,488
                              1,700  +U.S. Xpress Enterprises, Inc. (Class A)                                   18,122
                                                                                                            ----------
                                                                                                               147,329
----------------------------------------------------------------------------------------------------------------------
Truckers--0.8%                7,341   Arkansas Best Corporation                                                174,642
                              1,500  +Covenant Transport, Inc. (Class A)                                        25,500
                              3,188  +Forward Air Corporation                                                   80,880
                              8,928  +Heartland Express, Inc.                                                  198,648
                              6,750  +Knight Transportation, Inc.                                              168,075
                              4,704  +Landstar System, Inc.                                                    295,646
                              4,300  +Old Dominion Freight Line, Inc.                                           91,977
                              1,000  +P.A.M. Transportation Services, Inc.                                      25,120
                              5,500  +Pacer International, Inc.                                                103,730
                              4,131   Roadway Express, Inc.                                                    117,857
                              8,402   USF Corporation                                                          226,602
                              9,663  +Yellow Corporation                                                       223,698
                                                                                                            ----------
                                                                                                             1,732,375
----------------------------------------------------------------------------------------------------------------------
Trucks/Construction/          3,000  +A.S.V., Inc.                                                              43,620
Farm Machinery--0.0%            500  +The Greenbrier Companies, Inc.                                             5,425
                                                                                                            ----------
                                                                                                                49,045
----------------------------------------------------------------------------------------------------------------------
Utilities--Cable TV &        14,800  +Mediacom Communications Corporation                                      146,076
Radio--0.1%
----------------------------------------------------------------------------------------------------------------------


                                    60 & 61

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Small Cap Index Series (continued)
----------------------------------------------------------------------------------------------------------------------
                             Shares
Industry++                    Held                      Common Stocks                                          Value
======================================================================================================================
Utilities--Electrical--1.8%  39,200   Allegheny Energy, Inc.                                                $  331,240
                             13,475   Avista Corporation                                                       190,671
                              8,800   Black Hills Corporation                                                  270,160
                              4,689   CH Energy Group, Inc.                                                    211,005
                             38,100   CMS Energy Corporation                                                   308,610
                              3,403   Central Vermont Public Service Corporation                                66,529
                             14,267   Cleco Corporation                                                        247,104
                             13,808  +El Paso Electric Company                                                 170,253
                              7,668   Empire District Electric Company                                         166,779
                             12,100   IDAcorp Inc.                                                             317,625
                              4,545   MGE Energy, Inc.                                                         142,622
                              6,786   Otter Tail Company                                                       183,086
                             11,519   PNM Resources Inc.                                                       308,133
                             34,577  +Sierra Pacific Resources                                                 205,387
                              4,000   UIL Holdings Corporation                                                 162,200
                              8,383   UniSource Energy Corporation                                             157,600
                             19,800   Westar Energy, Inc.                                                      321,354
                                                                                                            ----------
                                                                                                             3,760,358
----------------------------------------------------------------------------------------------------------------------
Utilities--                  14,338   Atmos Energy Corporation                                                 355,582
Gas Distributors--1.1%        3,222   Cascade Natural Gas Corporation                                           61,540
                             10,992   Energen Corporation                                                      366,034
                              2,000   EnergySouth, Inc.                                                         65,600
                              4,848   The Laclede Group, Inc.                                                  129,926
                              7,974   New Jersey Resources Corporation                                         283,077
                              7,599   Northwest Natural Gas Company                                            207,073
                              5,083   NUI Corporation                                                           78,888
                              8,387   SEMCO Energy, Inc.                                                        48,812
                              3,266   South Jersey Industries, Inc.                                            120,352
                             16,955  +Southern Union Company                                                   287,218
                              8,790   Southwest Gas Corporation                                                186,172
                             11,124  +Southwestern Energy Company                                              166,971
                                                                                                            ----------
                                                                                                             2,357,245
----------------------------------------------------------------------------------------------------------------------
Utilities--Gas Pipelines--
0.0%                          5,131  +TransMontaigne Inc.                                                       33,249
----------------------------------------------------------------------------------------------------------------------
Utilities--Miscellaneous--
0.1%                         49,500   Aquila, Inc.                                                             127,710
----------------------------------------------------------------------------------------------------------------------
Utilities--                   5,521  +Boston Communications Group, Inc.                                         94,575
Telecommunications--0.9%      3,755   CT Communications, Inc.                                                   40,366
                              1,526  +Centennial Communications Corp.                                            6,104
                             52,700  +Cincinnati Bell Inc.                                                     353,090
                              6,933  +Commonwealth Telephone Enterprises, Inc.                                 304,844
                             11,339  +General Communication, Inc. (Class A)                                     98,196
                              3,592  +Golden Telecom, Inc.                                                      80,604
                              3,399   Hickory Tech Corporation                                                  38,069
                              4,300  +Intrado Inc.                                                              67,897
                              4,321   North Pittsburgh Systems, Inc.                                            65,117
                             11,000  +PTEK Holdings, Inc.                                                       53,350
                             13,104  +Price Communications Corporation                                         169,173
                             22,100  +RCN Corporation                                                           43,758
                                600   Shenandoah Telecommunications Company                                     28,776
                              3,700   SureWest Communications                                                  111,925
                              8,833  +TALK America Holdings, Inc.                                               96,368
                             13,700  +Time Warner Telecom Inc. (Class A)                                        87,269
                              4,300  +Triton PCS Holdings, Inc. (Class A)                                       21,715
                             16,600  +Western Wireless Corporation (Class A)                                   191,398
                                                                                                            ----------
                                                                                                             1,952,594
----------------------------------------------------------------------------------------------------------------------
Utilities--Water--0.2%        3,685   American States Water Company                                            100,601
                              3,796   California Water Service Group                                           106,744
                              2,389   Connecticut Water Service, Inc.                                           61,039
                              2,287   Middlesex Water Company                                                   56,352
                                558   SJW Corp.                                                                 47,570
                              4,395   Southwest Water Company                                                   61,398
                                                                                                            ----------
                                                                                                               433,704
----------------------------------------------------------------------------------------------------------------------
Wholesale Distributors--0.0%    100   Noland Company                                                             3,555
----------------------------------------------------------------------------------------------------------------------
Wholesalers--0.2%             9,649  +United Stationers, Inc.                                                  349,004
----------------------------------------------------------------------------------------------------------------------
Wireless                          8  +CycleLogic, Inc.                                                               2
Telecommunications--0.1%      3,500  +Dobson Communications Corporation (Class A)                               18,445
                              3,900  +NII Holdings Inc. (Class B)                                              148,785
                              8,700  +SBA Communications Corporation                                            26,187
                                                                                                            ----------
                                                                                                               193,419
----------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (Cost--$219,126,166)--97.8%                      210,290,001
======================================================================================================================

                                                      Rights & Warrants
======================================================================================================================
Biotechnology Research &        333  +Rigel Pharmaceuticals, Inc. (Rights) (c)                                     652
Production--0.0%
----------------------------------------------------------------------------------------------------------------------
Telecommunication            53,600   XO Communications (Rights)                                                     6
Services--0.0%
----------------------------------------------------------------------------------------------------------------------
Telephone--0.0%                 221   Focal Communications Corporation (Warrants) (a)                                2
----------------------------------------------------------------------------------------------------------------------
                                      Total Rights & Warrants (Cost--$0)--0.0%                                     660
======================================================================================================================


                                    62 & 63

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

Master Small Cap Index Series (concluded)
----------------------------------------------------------------------------------------------------------------------
               Beneficial Interest/
                        Shares Held                     Short-Term Securities                                 Value
----------------------------------------------------------------------------------------------------------------------
                        $14,733,669   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I *           $ 14,733,669
                        $ 3,407,656   Merrill Lynch Liquidity Series, LLC Money Market Series (b)*           3,407,656
                          2,271,770   Merrill Lynch Premier Institutional Fund (b)*                          2,271,770
----------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost--$20,413,095)--9.5%                 20,413,095
======================================================================================================================
Total Investments (Cost--$239,539,261)--107.3%                                                             230,703,756

Variation Margin on Financial Futures Contracts**--0.0%                                                        (60,321)

Liabilities in Excess of Other Assets--(7.3%)                                                              (15,558,024)
                                                                                                          ------------
Net Assets--100.0%                                                                                        $215,085,411
                                                                                                          ============
======================================================================================================================

(a) Warrants entitle the Series to purchase a predetermined number of shares on common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)   Security purchased with the cash proceeds from securities loans.
(c)   The rights may be exercised until 7/25/2003.
+     Non-income producing security.
++     For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
* Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                            Net         Dividend
      Affiliate                                          Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,                   $11,816,609      $43,737
      LLC Cash Sweep Series I
      Merrill Lynch Liquidity Series,                   $   623,221      $13,625
      LLC Money Market Series
      Merrill Lynch Premier
      Institutional Fund                                   (197,445)     $ 8,966
      --------------------------------------------------------------------------

**    Financial futures contracts purchased as of June 30, 2003 were as follows:

      --------------------------------------------------------------------------
      Number of                                    Expiration
      Contracts                 Issue                 Date              Value
      --------------------------------------------------------------------------
         27                 Russell 2000         September 2003       $6,053,400
      --------------------------------------------------------------------------
      (Total Contract Price--$6,153,201)                              $6,053,400
                                                                      ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES             As of June 30, 2003
===========================================================================================================================
Assets:                  Investments, at value (including securities loaned of $5,315,916)
                         (identified cost--$239,539,261) .................................                    $ 230,703,756
                         Cash ............................................................                        1,317,160
                         Cash on deposit for financial futures contracts .................                          324,000
                         Receivables:
                           Securities sold ...............................................   $  38,101,480
                           Contributions .................................................         319,217
                           Dividends .....................................................         234,088
                           Interest ......................................................          14,947
                           Securities lending--net .......................................           3,962       38,673,694
                                                                                             -------------
                         Prepaid expenses and other assets ...............................                           40,267
                                                                                                              -------------
                         Total assets ....................................................                      271,058,877
                                                                                                              -------------
===========================================================================================================================
Liabilities:             Collateral on securities loaned, at value .......................                        5,679,426
                         Payables:
                           Securities purchased ..........................................      47,826,133
                           Withdrawals ...................................................       2,404,725
                           Variation margin ..............................................          60,321
                           Investment adviser ............................................           1,832
                           Other affiliates ..............................................           1,029       50,294,040
                                                                                             -------------    -------------
                         Total liabilities ...............................................                       55,973,466
                                                                                                              -------------
===========================================================================================================================
Net Assets:              Net assets ......................................................                    $ 215,085,411
                                                                                                              =============
===========================================================================================================================
Net Assets               Investors' capital ..............................................                    $ 224,020,717
Consist of:              Unrealized depreciation on investments--net .....................                       (8,935,306)
                                                                                                              -------------
                         Net assets ......................................................                    $ 215,085,411
                                                                                                              =============
===========================================================================================================================

      See Notes to Financial Statements.


                                    64 & 65

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES             For the Six Months Ended June 30, 2003
===========================================================================================================================
Investment Income:       Dividends (net of $756 foreign withholding tax) .................                    $   1,032,313
                         Interest ........................................................                           43,832
                         Securities lending--net .........................................                           22,591
                                                                                                              -------------
                         Total income ....................................................                        1,098,736
                                                                                                              -------------
===========================================================================================================================
Expenses:                Professional fees ...............................................   $      61,114
                         Accounting services .............................................          17,765
                         Custodian fees ..................................................          10,201
                         Investment advisory fees ........................................           9,145
                         Trustees' fees and expenses .....................................           1,262
                         Printing and shareholder reports ................................           1,000
                         Other ...........................................................           2,252
                                                                                             -------------
                         Total expenses before reimbursement .............................         102,739
                         Reimbursement of expenses .......................................         (20,960)
                                                                                             -------------
                         Total expenses after reimbursement ..............................                           81,779
                                                                                                              -------------
                         Investment income--net ..........................................                        1,016,957
                                                                                                              -------------
===========================================================================================================================
Realized &               Realized loss on investments--net ...............................                       (1,991,794)
Unrealized               Change in unrealized depreciation on investments--net ...........                       32,704,279
Gain (Loss) on                                                                                                -------------
Investments--Net:        Total realized and unrealized gain on investments--net ..........                       30,712,485
                                                                                                              -------------
                         Net Increase in Net Assets Resulting from Operations ............                    $  31,729,442
                                                                                                              =============
===========================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Six        For the
MASTER                                                                                        Months Ended      Year Ended
SMALL CAP                                                                                       June 30,       December 31,
INDEX SERIES             Increase (Decrease) in Net Assets:                                       2003             2002
===========================================================================================================================
Operations:              Investment income--net ..........................................   $   1,016,957    $   2,405,288
                         Realized loss on investments--net ...............................      (1,991,794)     (12,560,901)
                         Change in unrealized depreciation on investments--net ...........      32,704,279      (35,615,150)
                                                                                             -------------    -------------
                         Net increase (decrease) in net assets resulting from operations .      31,729,442      (45,770,763)
                                                                                             -------------    -------------
===========================================================================================================================
Capital                  Proceeds from contributions .....................................      41,407,306      105,968,467
Transactions:            Fair value of withdrawals .......................................     (39,966,808)     (61,250,024)
                                                                                             -------------    -------------
                         Net increase in net assets derived from capital transactions ....       1,440,498       44,718,443
                                                                                             -------------    -------------
===========================================================================================================================
Net Assets:              Total increase (decrease) in net assets .........................      33,169,940       (1,052,320)
                         Beginning of period .............................................     181,915,471      182,967,791
                                                                                             -------------    -------------
                         End of period ...................................................   $ 215,085,411    $ 181,915,471
                                                                                             =============    =============
===========================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                        For the Six                    For the Year
MASTER                                                                  Months Ended                Ended December 31,
SMALL CAP            The following ratios have been derived from          June 30,    ---------------------------------------------
INDEX SERIES         information provided in the financial statements       2003         2002        2001        2000        1999
===================================================================================================================================
Total Investment                                                             17.83%+     (20.19%)      2.37%         --          --
Return:**                                                                =========    =========   =========   =========   =========
===================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ..................         .09%*        .08%        .08%        .09%        .14%
Net Assets:                                                              =========    =========   =========   =========   =========
                     Expenses ........................................         .11%*        .14%        .13%        .13%        .17%
                                                                         =========    =========   =========   =========   =========
                     Investment income--net ..........................        1.11%*       1.26%       1.45%       1.90%       1.83%
                                                                         =========    =========   =========   =========   =========
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ........   $ 215,085    $ 181,915   $ 182,968   $ 169,244   $ 114,799
Data:                                                                    =========    =========   =========   =========   =========
                     Portfolio turnover ..............................       23.33%       39.00%      48.50%      50.51%      51.20%
                                                                         =========    =========   =========   =========   =========
===================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.


                                    66 & 67

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS

MASTER
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .09%. This arrangement expires December 31, 2003 and is renewable. FAM reimbursed the Series for additional expenses of $20,960.

Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S") or its affiliates. As of June 30, 2003, the Series lent securities with a value of $754,833 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other


                                    68 & 69

                               Merrill Lynch Small Cap Index Fund, June 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
SMALL CAP
INDEX SERIES

things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $9,548 in securities lending agent fees.

For the six months ended June 30, 2003, the Series reimbursed FAM $2,161 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $49,523,304 and $41,418,683, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized losses as of June 30, 2003 were as follows:

-------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)          Losses
-------------------------------------------------------------------------------
Long-term investments ....................      $ (3,150,070)      $ (8,835,505)
Financial futures contracts ..............         1,158,276            (99,801)
                                                ------------       ------------
Total ....................................      $ (1,991,794)      $ (8,935,306)
                                                ============       ============
-------------------------------------------------------------------------------

As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $12,210,600, of which $25,243,650 related to appreciated securities and $37,454,250 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $242,914,356.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper           #Index 3--6/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch SmallCap Index Fund


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch SmallCap Index Fund

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch SmallCap Index Fund

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch SmallCap Index Fund

        Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.